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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Value Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.5%
BorgWarner, Inc.	108,378	$3,727,119
Gentex Corp.	66,751	1,187,500
Goodyear Tire & Rubber Co. (The)	133,273	3,911,563
Johnson Controls, Inc.	69,777	3,061,815
Total		11,887,997
Automobiles 1.0%
Ford Motor Co.	956,883	12,056,726
General Motors Co.	358,076	11,429,786
Total		23,486,512
Distributors 0.3%
Genuine Parts Co.	74,130	7,622,047
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	99,061	4,735,116
Hyatt Hotels Corp., Class A (a)	6,821	364,787
McDonald’s Corp.	88,587	10,245,972
MGM Resorts International (a)	286,613	6,847,185
Norwegian Cruise Line Holdings Ltd. (a)	35,778	1,284,072
Royal Caribbean Cruises Ltd.	104,071	7,400,489
Total		30,877,621
Household Durables 1.1%
CalAtlantic Group, Inc.	37,210	1,357,793
D.R. Horton, Inc.	187,039	5,996,470
Garmin Ltd.	46,077	2,261,459
Harman International Industries, Inc.	33,593	2,844,991
Lennar Corp., Class A	92,272	4,364,466
Lennar Corp., Class B	1,697	64,469
Mohawk Industries, Inc. (a)	10,768	2,291,215
Newell Brands, Inc.	34,928	1,853,978
PulteGroup, Inc.	172,383	3,683,825
Toll Brothers, Inc. (a)	24,693	767,705
Whirlpool Corp.	14,751	2,635,119
Total		28,121,490
Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Class A (a)	169,981	3,591,698
Liberty Ventures, Inc., Class A (a)	21,027	810,381
Total		4,402,079
Media 4.5%
Cable One, Inc.	636	344,152
Charter Communications, Inc., Class A (a)	36,418	9,367,074
Comcast Corp., Class A	934,546	60,988,472

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Interpublic Group of Companies, Inc. (The)	261,669	$6,055,021
Liberty Braves Group, Class A (a)	1,225	20,592
Liberty Braves Group, Class C (a)	2,489	40,969
Liberty Broadband Corp. Class A (a)	586	39,526
Liberty Media Group LLC, Class A (a)	3,064	65,570
Liberty Media Group LLC, Class C (a)	6,222	132,280
Liberty SiriusXM Group, Class A (a)	12,259	410,799
Liberty SiriusXM Group, Class C (a)	24,891	827,128
Madison Square Garden Co. (The), Class A (a)	2,952	533,279
News Corp., Class A	56,873	799,634
News Corp., Class B	26,158	377,460
TEGNA, Inc.	75,660	1,532,871
Time Warner, Inc.	374,340	29,351,999
Total		110,886,826
Multiline Retail 0.2%
Kohl’s Corp.	77,602	3,443,977
Macy’s, Inc.	64,165	2,321,489
Total		5,765,466
Specialty Retail 1.9%
AutoNation, Inc. (a)	49,734	2,354,905
Best Buy Co., Inc.	160,229	6,165,612
Home Depot, Inc. (The)	219,874	29,489,501
Penske Automotive Group, Inc.	2,314	104,824
Staples, Inc.	257,872	2,207,384
TJX Companies, Inc. (The)	95,043	7,360,130
Total		47,682,356
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	40,377	4,351,026
Ralph Lauren Corp.	28,347	2,937,316
VF Corp.	85,276	5,291,376
Total		12,579,718
TOTAL CONSUMER DISCRETIONARY		283,312,112
CONSUMER STAPLES 8.8%
Beverages 1.0%
Coca-Cola European Partners PLC	157,867	6,069,986
Molson Coors Brewing Co., Class B	16,496	1,687,871
PepsiCo, Inc.	171,641	18,322,677
Total		26,080,534
Food & Staples Retailing 2.4%
CVS Health Corp.	493,207	46,065,534
Safeway, Inc. Casa Ley CVR (a)(b)	60,717	61,621

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Safeway, Inc. PDC CVR (a)(b)	60,717	$2,963
Wal-Mart Stores, Inc.	182,041	13,005,009
Walgreens Boots Alliance, Inc.	3,917	316,141
Total		59,451,268
Food Products 2.2%
Archer-Daniels-Midland Co.	110,442	4,832,942
Bunge Ltd.	62,503	3,993,942
General Mills, Inc.	202,825	14,364,066
Ingredion, Inc.	7,866	1,077,327
JM Smucker Co. (The)	38,582	5,470,542
Kraft Heinz Co. (The)	50,577	4,526,136
Mondelez International, Inc., Class A	175,025	7,879,626
Pinnacle Foods, Inc.	29,951	1,517,018
Post Holdings, Inc. (a)	20,524	1,740,025
Seaboard Corp. (a)	3	9,705
TreeHouse Foods, Inc. (a)	8,915	844,518
Tyson Foods, Inc., Class A	97,120	7,339,358
Total		53,595,205
Household Products 1.0%
Energizer Holdings, Inc.	4,223	208,701
Kimberly-Clark Corp.	79,967	10,240,574
Procter & Gamble Co. (The)	162,532	14,190,669
Total		24,639,944
Personal Products —%
Edgewell Personal Care Co. (a)	5,318	425,493
Tobacco 2.2%
Altria Group, Inc.	374,864	24,774,762
Philip Morris International, Inc.	287,537	28,733,572
Total		53,508,334
TOTAL CONSUMER STAPLES		217,700,778
ENERGY 10.3%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	37,375	1,836,234
FMC Technologies, Inc. (a)	101,161	2,852,740
Halliburton Co.	17,249	741,879
Helmerich & Payne, Inc.	54,652	3,304,260
National Oilwell Varco, Inc.	63,705	2,136,666
Schlumberger Ltd.	300,213	23,716,827
Transocean Ltd.	156,429	1,517,361
Weatherford International PLC (a)	132,604	725,344
Total		36,831,311

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	61,140	$3,269,156
Antero Resources Corp. (a)	75,216	1,922,521
Apache Corp.	25,406	1,262,678
Chevron Corp.	405,514	40,786,598
Concho Resources, Inc. (a)	24,173	3,123,152
ConocoPhillips	143,967	5,909,845
Continental Resources, Inc. (a)	20,778	996,513
Devon Energy Corp.	4,467	193,555
EOG Resources, Inc.	66,233	5,860,958
Exxon Mobil Corp.	919,520	80,126,973
Hess Corp.	49,443	2,684,755
HollyFrontier Corp.	51,271	1,326,894
Kinder Morgan, Inc.	154,180	3,368,833
Marathon Oil Corp.	147,281	2,212,161
Marathon Petroleum Corp.	134,345	5,711,006
Murphy Oil Corp.	27,275	728,788
Noble Energy, Inc.	68,296	2,354,846
Occidental Petroleum Corp.	206,507	15,870,063
Phillips 66	123,352	9,676,964
Pioneer Natural Resources Co.	17,905	3,205,890
Range Resources Corp.	10,255	395,535
Southwestern Energy Co. (a)	34,586	481,091
Suncor Energy, Inc.	206,958	5,610,631
Targa Resources Corp.	73,837	3,217,817
Tesoro Corp.	60,633	4,572,941
Valero Energy Corp.	225,366	12,474,008
Total		217,344,172
TOTAL ENERGY		254,175,483
FINANCIALS 20.4%
Banks 9.9%
Bank of America Corp.	1,785,559	28,818,922
BB&T Corp.	290,762	11,194,337
BOK Financial Corp.	6,972	481,556
CIT Group, Inc.	37,641	1,388,200
Citigroup, Inc.	507,263	24,216,736
Citizens Financial Group, Inc.	86,304	2,137,750
Comerica, Inc.	28,606	1,352,778
Fifth Third Bancorp	383,535	7,732,065
Huntington Bancshares, Inc.	383,499	3,838,825
JPMorgan Chase & Co.	1,151,709	77,740,357
KeyCorp	283,552	3,561,413
M&T Bank Corp.	23,260	2,752,356
PacWest Bancorp	39,209	1,698,142
People’s United Financial, Inc.	75,795	1,231,669

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
PNC Financial Services Group, Inc. (The)	254,428	$22,923,963
Regions Financial Corp.	409,455	4,082,266
SunTrust Banks, Inc.	85,675	3,775,697
U.S. Bancorp	277,831	12,266,239
Wells Fargo & Co.	638,501	32,435,851
Zions Bancorporation	32,773	1,002,526
Total		244,631,648
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	235,764	9,824,286
BlackRock, Inc.	41,261	15,382,514
E*TRADE Financial Corp. (a)	47,224	1,245,769
Goldman Sachs Group, Inc. (The)	51,348	8,701,432
Invesco Ltd.	11,303	352,541
Legg Mason, Inc.	10,118	349,982
Morgan Stanley	238,697	7,652,626
Northern Trust Corp.	133,399	9,416,635
Raymond James Financial, Inc.	2,154	125,298
State Street Corp.	41,022	2,881,385
T. Rowe Price Group, Inc.	91,660	6,374,036
Total		62,306,504
Consumer Finance 0.7%
Ally Financial, Inc.	229,676	4,602,707
Capital One Financial Corp.	132,204	9,465,807
Navient Corp.	114,430	1,645,503
Synchrony Financial	14,395	400,613
Total		16,114,630
Diversified Financial Services 0.9%
CME Group, Inc.	170,481	18,471,616
Leucadia National Corp.	60,443	1,157,483
Nasdaq, Inc.	14,055	1,000,857
Voya Financial, Inc.	20,212	590,999
Total		21,220,955
Insurance 4.6%
Aflac, Inc.	44,590	3,307,686
Alleghany Corp. (a)	3,900	2,091,180
Allied World Assurance Co. Holdings AG	5,412	219,511
Allstate Corp. (The)	58,467	4,031,884
American Financial Group, Inc.	26,511	1,992,302
American International Group, Inc.	127,816	7,647,231
Assurant, Inc.	12,798	1,146,061
Assured Guaranty Ltd.	13,633	378,588
Axis Capital Holdings Ltd.	13,673	777,583

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Chubb Ltd.	181,507	$23,038,683
CNA Financial Corp.	3,492	116,319
Endurance Specialty Holdings Ltd.	11,741	773,145
Everest Re Group Ltd.	14,700	2,842,686
First American Financial Corp.	1,483	63,902
Hartford Financial Services Group, Inc. (The)	191,012	7,844,863
Lincoln National Corp.	40,775	1,958,423
Loews Corp.	65,032	2,722,240
Marsh & McLennan Companies, Inc.	282,141	19,081,196
MetLife, Inc.	80,487	3,493,136
Old Republic International Corp.	82,270	1,582,052
Principal Financial Group, Inc.	122,511	6,011,615
Prudential Financial, Inc.	75,001	5,953,579
Reinsurance Group of America, Inc.	9,990	1,072,127
RenaissanceRe Holdings Ltd.	14,638	1,752,169
Travelers Companies, Inc. (The)	55,001	6,529,169
Unum Group	79,757	2,840,147
Validus Holdings Ltd.	6,795	345,118
WR Berkley Corp.	13,689	812,716
Xl Group Ltd.	62,987	2,156,045
Total		112,581,356
Real Estate Investment Trusts (REITs) 1.8%
American Tower Corp.	30,555	3,464,326
AvalonBay Communities, Inc.	40,221	7,039,077
Communications Sales & Leasing, Inc.	3,853	120,214
Crown Castle International Corp.	47,940	4,543,274
Duke Realty Corp.	156,626	4,404,323
Essex Property Trust, Inc.	18,977	4,309,677
Public Storage	59,074	13,229,031
Simon Property Group, Inc.	38,667	8,331,578
Total		45,441,500
Thrifts & Mortgage Finance —%
New York Community Bancorp, Inc.	79,707	1,204,373
TOTAL FINANCIALS		503,500,966
HEALTH CARE 11.1%
Biotechnology 0.6%
AbbVie, Inc.	241,275	15,465,727
Health Care Equipment & Supplies 1.7%
Alere, Inc. (a)	850	33,261
Boston Scientific Corp. (a)	98,168	2,338,362

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Danaher Corp.	81,712	$6,652,174
DENTSPLY SIRONA, Inc.	23,601	1,450,517
Hologic, Inc. (a)	9,530	366,143
Medtronic PLC	337,500	29,372,625
STERIS PLC	13,515	955,240
Teleflex, Inc.	4,049	741,331
Zimmer Biomet Holdings, Inc.	4,825	625,368
Total		42,535,021
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc. (a)	27,755	1,420,779
Aetna, Inc.	114,284	13,384,942
Amsurg Corp. (a)	3,846	249,682
Anthem, Inc.	67,814	8,482,175
Centene Corp. (a)	28,544	1,949,270
CIGNA Corp.	13,350	1,712,271
DaVita, Inc. (a)	12,751	824,097
Express Scripts Holding Co. (a)	124,642	9,061,473
Humana, Inc.	39,232	7,011,151
Laboratory Corp. of America Holdings (a)	16,752	2,293,851
Mednax, Inc. (a)	8,437	554,902
Quest Diagnostics, Inc.	71,488	5,920,636
UnitedHealth Group, Inc.	43,709	5,946,610
Universal Health Services, Inc., Class B	3,138	378,223
WellCare Health Plans, Inc. (a)	1,350	152,145
Total		59,342,207
Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc., Class A (a)	1,981	294,793
Thermo Fisher Scientific, Inc.	49,963	7,603,869
Total		7,898,662
Pharmaceuticals 6.1%
Allergan PLC (a)	23,937	5,614,184
Bristol-Myers Squibb Co.	97,787	5,611,996
Eli Lilly & Co.	73,981	5,752,023
Johnson & Johnson	335,072	39,987,492
Mallinckrodt PLC (a)	53,809	4,010,923
Merck & Co., Inc.	487,916	30,636,246
Mylan NV (a)	107,117	4,537,476
Perrigo Co. PLC	1,300	118,287
Pfizer, Inc.	1,520,847	52,925,475
Total		149,194,102
TOTAL HEALTH CARE		274,435,719

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 11.6%
Aerospace & Defense 3.5%
Boeing Co. (The)	44,384	$5,745,509
General Dynamics Corp.	139,989	21,309,126
Honeywell International, Inc.	210,006	24,509,800
L-3 Communications Holdings, Inc.	18,270	2,718,942
Lockheed Martin Corp.	84,056	20,423,086
Orbital ATK, Inc.	8,528	643,267
Textron, Inc.	132,193	5,400,084
United Technologies Corp.	54,340	5,783,406
Total		86,533,220
Air Freight & Logistics 1.1%
FedEx Corp.	40,698	6,712,321
United Parcel Service, Inc., Class B	192,899	21,068,429
Total		27,780,750
Airlines 0.7%
JetBlue Airways Corp. (a)	149,839	2,389,932
Southwest Airlines Co.	183,720	6,775,594
United Continental Holdings, Inc. (a)	150,478	7,585,596
Total		16,751,122
Building Products 0.1%
Owens Corning	59,019	3,241,323
Commercial Services & Supplies 0.7%
Republic Services, Inc.	93,147	4,705,786
Waste Connections, Inc.	26,625	2,034,949
Waste Management, Inc.	174,935	11,185,344
Total		17,926,079
Construction & Engineering 0.3%
AECOM (a)	70,433	2,171,449
Chicago Bridge & Iron Co. NV	15,461	460,428
Fluor Corp.	67,013	3,477,975
Jacobs Engineering Group, Inc. (a)	22,071	1,162,921
Quanta Services, Inc. (a)	1,731	44,539
Total		7,317,312
Electrical Equipment 0.3%
Eaton Corp. PLC	113,924	7,580,503
Industrial Conglomerates 1.6%
Carlisle Companies, Inc.	5,955	624,441
General Electric Co.	1,236,583	38,630,853
Total		39,255,294
Machinery 1.7%
AGCO Corp.	23,918	1,160,980

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Caterpillar, Inc.	35,403	$2,901,276
Cummins, Inc.	18,022	2,263,743
Dover Corp.	147,529	10,695,853
Fortive Corp.	14,751	776,935
Ingersoll-Rand PLC	29,986	2,038,748
PACCAR, Inc.	28,645	1,714,117
Parker-Hannifin Corp.	67,310	8,247,494
Pentair PLC	61,752	3,955,216
Stanley Black & Decker, Inc.	54,732	6,773,085
Total		40,527,447
Professional Services 0.1%
ManpowerGroup, Inc.	35,670	2,548,978
Road & Rail 1.4%
AMERCO	803	275,999
CSX Corp.	245,324	6,937,763
Hertz Global Holdings, Inc. (a)	22,595	1,113,030
Kansas City Southern	52,845	5,111,168
Norfolk Southern Corp.	75,029	7,045,223
Ryder System, Inc.	3,039	199,115
Union Pacific Corp.	153,500	14,663,855
Total		35,346,153
Trading Companies & Distributors 0.1%
United Rentals, Inc. (a)	17,861	1,470,139
Transportation Infrastructure —%
Macquarie Infrastructure Corp.	12,629	1,009,562
TOTAL INDUSTRIALS		287,287,882
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 2.5%
Arris International PLC (a)	61,307	1,720,887
Brocade Communications Systems, Inc.	91,560	822,209
Cisco Systems, Inc.	1,775,515	55,822,192
EchoStar Corp., Class A (a)	1,194	46,279
Juniper Networks, Inc.	105,333	2,431,086
Total		60,842,653
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc. (a)	45,096	2,968,670
Avnet, Inc.	65,304	2,721,871
Corning, Inc.	183,376	4,160,801
Flextronics International Ltd. (a)	77,617	1,027,649

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Ingram Micro, Inc., Class A	25,858	$903,996
Jabil Circuit, Inc.	27,391	580,415
TE Connectivity Ltd.	44,958	2,857,980
Total		15,221,382
Internet Software & Services 0.2%
IAC/InterActiveCorp	24,263	1,424,481
Yahoo!, Inc. (a)	74,090	3,167,347
Total		4,591,828
IT Services 1.1%
Amdocs Ltd.	46,482	2,794,498
Automatic Data Processing, Inc.	158,863	14,267,486
Computer Sciences Corp.	29,967	1,409,648
Fidelity National Information Services, Inc.	71,601	5,680,107
Xerox Corp.	352,927	3,476,331
Total		27,628,070
Semiconductors & Semiconductor Equipment 4.4%
First Solar, Inc. (a)	13,677	517,264
Intel Corp.	1,250,655	44,886,008
Lam Research Corp.	161,576	15,078,272
Marvell Technology Group Ltd.	83,830	1,039,492
Micron Technology, Inc. (a)	492,210	8,116,543
NVIDIA Corp.	104,434	6,405,981
Qorvo, Inc. (a)	36,574	2,100,445
QUALCOMM, Inc.	257,131	16,217,252
Teradyne, Inc.	15,493	326,283
Texas Instruments, Inc.	210,802	14,659,171
Total		109,346,711
Software 2.6%
Activision Blizzard, Inc.	166,822	6,901,426
CA, Inc.	130,446	4,423,424
CommerceHub, Inc., Class A (a)	2,217	32,789
CommerceHub, Inc., Class C (a)	4,435	65,328
Microsoft Corp.	858,349	49,320,734
Nuance Communications, Inc. (a)	47,708	695,583
SS&C Technologies Holdings, Inc.	29,778	981,185
Symantec Corp.	69,995	1,688,979
Synopsys, Inc. (a)	15,424	914,489
Total		65,023,937
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	276,862	29,375,058
EMC Corp.	288,148	8,353,411
Hewlett Packard Enterprise Co.	313,920	6,743,002

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	313,920	$4,511,030
NetApp, Inc.	99,426	3,439,145
Western Digital Corp.	135,272	6,313,144
Total		58,734,790
TOTAL INFORMATION TECHNOLOGY		341,389,371
MATERIALS 3.5%
Chemicals 1.6%
Albemarle Corp.	36,365	2,908,109
Ashland, Inc.	16,856	1,973,501
CF Industries Holdings, Inc.	116,970	3,041,220
Dow Chemical Co. (The)	134,127	7,194,572
Eastman Chemical Co.	74,124	5,032,278
Ingevity Corp. (a)	5,467	242,625
LyondellBasell Industries NV, Class A	87,504	6,903,191
Mosaic Co. (The)	174,183	5,237,683
Olin Corp.	10,900	235,876
Sherwin-Williams Co. (The)	16,601	4,709,870
Westlake Chemical Corp.	30,234	1,566,726
Total		39,045,651
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,964	1,274,621
Vulcan Materials Co.	20,399	2,322,834
Total		3,597,455
Containers & Packaging 0.6%
Ball Corp.	700	55,433
International Paper Co.	112,924	5,475,685
Sonoco Products Co.	148,049	7,630,446
Westrock Co.	47,656	2,282,722
Total		15,444,286
Metals & Mining 1.2%
Alcoa, Inc.	449,646	4,532,432
Freeport-McMoRan, Inc.	464,007	4,774,632
Newmont Mining Corp.	176,876	6,763,738
Nucor Corp.	159,804	7,752,092
Reliance Steel & Aluminum Co.	36,791	2,651,895
Royal Gold, Inc.	10,250	751,530
Steel Dynamics, Inc.	50,689	1,247,963
Total		28,474,282
TOTAL MATERIALS		86,561,674

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	1,044,396	$42,694,909
CenturyLink, Inc.	275,622	7,662,292
Frontier Communications Corp.	400,674	1,843,100
Level 3 Communications, Inc. (a)	77,864	3,864,390
Verizon Communications, Inc.	529,207	27,693,402
Total		83,758,093
Wireless Telecommunication Services 0.2%
Sprint Corp. (a)	125,862	777,827
T-Mobile USA, Inc. (a)	73,028	3,384,117
United States Cellular Corp. (a)	3,857	143,558
Total		4,305,502
TOTAL TELECOMMUNICATION SERVICES		88,063,595
UTILITIES 2.6%
Electric Utilities 1.2%
American Electric Power Co., Inc.	114,881	7,417,866
Eversource Energy	135,110	7,291,887
NextEra Energy, Inc.	67,632	8,179,414
PG&E Corp.	109,468	6,780,448
Total		29,669,615
Gas Utilities 0.1%
UGI Corp.	24,877	1,131,406
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp. (a)	178,421	2,226,694
NRG Energy, Inc.	66,231	802,057
Total		3,028,751
Multi-Utilities 1.2%
CMS Energy Corp.	206,690	8,674,779
Dominion Resources, Inc.	90,609	6,719,564
Sempra Energy	56,557	5,917,559
WEC Energy Group, Inc.	134,659	8,063,381
Total		29,375,283
TOTAL UTILITIES		63,205,055
Total Common Stocks (Cost: $2,242,446,279)		$2,399,632,635

Convertible Preferred Stocks 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Hess Corp., 8.000%	36,521	2,415,499
TOTAL ENERGY		2,415,499
Total Convertible Preferred Stocks (Cost: $2,569,449)		$2,415,499

	Shares	Value

Exchange-Traded Funds 0.9%
SPDR S&P 500 ETF Trust	106,816	$23,226,071
Total Exchange-Traded Funds (Cost: $22,429,041)		$23,226,071

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.415% (c)(d)	39,304,332	$39,304,332
Total Money Market Funds (Cost: $39,304,332)		$39,304,332
Total Investments (Cost: $2,306,749,101) (e)		$2,464,578,537(f)
Other Assets & Liabilities, Net		4,537,681
Net Assets		$2,469,116,218

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $64,584, which represents less than 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,467,464	474,598,823	(449,761,955)	39,304,332	38,456	39,304,332

(e)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $2,306,749,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$212,988,000
Unrealized Depreciation	(55,158,000)
Net Unrealized Appreciation	$157,830,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	283,312,112	—	—	283,312,112
Consumer Staples	217,636,194	—	64,584	217,700,778
Energy	254,175,483	—	—	254,175,483
Financials	503,500,966	—	—	503,500,966
Health Care	274,435,719	—	—	274,435,719
Industrials	287,287,882	—	—	287,287,882
Information Technology	341,389,371	—	—	341,389,371
Materials	86,561,674	—	—	86,561,674
Telecommunication Services	88,063,595	—	—	88,063,595
Utilities	63,205,055	—	—	63,205,055
Total Common Stocks	2,399,568,051	—	64,584	2,399,632,635
Convertible Preferred Stocks
Energy	2,415,499	—	—	2,415,499
Exchange-Traded Funds	23,226,071	—	—	23,226,071

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	39,304,332
Total Investments	2,425,209,621	—	64,584	2,464,578,537

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 13.8%
UNITED STATES 13.8%
U.S. Treasury Bills
09/15/16	0.270%	$1,000,000	$999,891
02/09/17	0.440%	15,000,000	14,970,645
03/30/17	0.470%	15,000,000	14,959,350
Total			30,929,886
Total Treasury Bills (Cost: $30,932,907)			$30,929,886

	Shares	Value

Money Market Funds 76.6%
Columbia Short-Term Cash Fund, 0.415% (a)(b)	172,600,661	$172,600,661
Total Money Market Funds (Cost: $172,600,661)		$172,600,661
Total Investments
(Cost: $203,533,568) (c)		$203,530,547(d)
Other Assets & Liabilities, Net		21,721,129
Net Assets		$225,251,676

At August 31, 2016, cash totaling $14,127,337 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Brent Crude	118	USD	5,533,020	09/2016	—	(852)
Brent Crude	347	USD	16,270,830	09/2016	—	(452,795)
Coffee C	112	USD	6,176,100	12/2016	97,788	—
Coffee C	4	USD	220,575	12/2016	5,271	—
Corn	37	USD	583,675	12/2016	—	(37,344)
Corn	40	USD	631,000	12/2016	—	(117,619)
Corn	735	USD	11,594,625	12/2016	—	(1,217,959)
Cotton	23	USD	754,170	12/2016	14,588	—
Cotton	4	USD	131,160	12/2016	—	(11,901)
Cotton	68	USD	2,229,720	12/2016	—	(13,964)
Gold 100 oz.	61	USD	7,999,540	12/2016	—	(83,877)
Gold 100 oz.	162	USD	21,244,680	12/2016	—	(668,443)
KC HRW Wheat	6	USD	119,250	12/2016	—	(11,388)
KC HRW Wheat	92	USD	1,828,500	12/2016	—	(148,080)
LME Copper	126	USD	14,538,038	11/2016	—	(493,453)
LME Nickel	87	USD	5,092,371	11/2016	—	(438,881)
LME Primary Aluminum	240	USD	9,664,500	11/2016	—	(209,948)
LME Zinc	126	USD	7,285,163	11/2016	84,484	—
Lean Hogs	66	USD	1,659,240	10/2016	82,769	—
Lean Hogs	6	USD	150,840	10/2016	3,554	—
Lean Hogs	15	USD	377,100	10/2016	—	(34,565)
Lean Hogs	2	USD	46,020	12/2016	1,751	—
Lean Hogs	119	USD	2,738,190	12/2016	—	(216,142)
Live Cattle	4	USD	170,520	10/2016	—	(4,307)
Live Cattle	31	USD	1,321,530	10/2016	—	(7,742)
Live Cattle	3	USD	130,050	12/2016	—	(2,933)
Live Cattle	3	USD	130,050	12/2016	—	(5,923)
Live Cattle	69	USD	2,991,150	12/2016	—	(121,486)
Live Cattle	20	USD	868,400	02/2017	—	(41,236)
NY Harbor ULSD	41	USD	2,547,699	12/2016	—	(4,109)
NY Harbor ULSD	117	USD	7,270,263	12/2016	—	(221,456)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Natural Gas	721	USD	21,651,630	10/2016	830,908	—
RBOB Gasoline	147	USD	8,165,732	10/2016	—	(408,862)
Silver	92	USD	8,605,220	12/2016	—	(510,447)
Soybean	9	USD	424,350	11/2016	—	(14,975)
Soybean	37	USD	1,744,550	11/2016	—	(286,031)
Soybean	211	USD	9,948,650	11/2016	—	(1,214,410)
Soybean Meal	7	USD	214,690	12/2016	—	(14,520)
Soybean Meal	16	USD	490,720	12/2016	—	(114,498)
Soybean Meal	186	USD	5,704,620	12/2016	—	(1,200,122)
Soybean Oil	186	USD	3,691,728	01/2017	193,759	—
Soybean Oil	55	USD	1,091,640	01/2017	11,507	—
Soybean Oil	13	USD	258,024	01/2017	3,281	—
Sugar #11	205	USD	4,605,776	09/2016	34,829	—
Sugar #11	117	USD	2,628,662	09/2016	2,609	—
Sugar #11	13	USD	292,074	09/2016	—	(1,778)
WTI Crude	362	USD	16,402,220	10/2016	338,749	—
Wheat	9	USD	174,713	12/2016	—	(17,162)
Wheat	326	USD	6,328,475	12/2016	—	(654,475)
Total			224,721,443		1,705,847	(9,003,683)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,957,394	143,178,428	(54,535,161)	172,600,661	145,971	172,600,661

(c)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $203,534,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$—
Unrealized Depreciation	(3,000)
Net Unrealized Depreciation	$(3,000)

(d)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Treasury Bills	30,929,886	—	—	30,929,886
Investments measured at net asset value
Money Market Funds	—	—	—	172,600,661
Total Investments	30,929,886	—	—	203,530,547
Derivatives
Assets
Futures Contracts	1,705,847	—	—	1,705,847
Liabilities
Futures Contracts	(9,003,683)	—	—	(9,003,683)
Total	23,632,050	—	—	196,232,711

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Diversified Equity Income Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 5.5%
Auto Components 1.0%
Magna International, Inc.	570,448	$22,989,054
Household Durables 0.9%
Toll Brothers, Inc. (a)	667,821	20,762,555
Media 2.0%
Comcast Corp., Class A	394,141	25,721,642
DISH Network Corp., Class A (a)	443,822	22,293,179
Total		48,014,821
Specialty Retail 1.6%
Foot Locker, Inc.	306,880	20,143,603
Home Depot, Inc. (The)	130,207	17,463,363
Total		37,606,966
TOTAL CONSUMER DISCRETIONARY		129,373,396
CONSUMER STAPLES 8.4%
Beverages 1.4%
PepsiCo, Inc.	313,631	33,480,109
Food & Staples Retailing 2.3%
CVS Health Corp.	296,797	27,720,840
SYSCO Corp.	509,553	26,425,418
Total		54,146,258
Food Products 1.0%
Tyson Foods, Inc., Class A	311,766	23,560,157
Tobacco 3.7%
Altria Group, Inc.	470,836	31,117,551
Philip Morris International, Inc.	557,164	55,677,399
Total		86,794,950
TOTAL CONSUMER STAPLES		197,981,474
ENERGY 13.5%
Energy Equipment & Services 1.0%
Halliburton Co.	538,411	23,157,057
Oil, Gas & Consumable Fuels 12.5%
BP PLC, ADR	849,986	28,780,526
ConocoPhillips	597,415	24,523,886
Devon Energy Corp.	626,023	27,125,576
EOG Resources, Inc.	316,922	28,044,428
Exxon Mobil Corp.	1,147,143	99,962,041

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	408,145	$22,162,273
Occidental Petroleum Corp.	438,321	33,684,969
Valero Energy Corp.	541,396	29,966,269
Total		294,249,968
TOTAL ENERGY		317,407,025
FINANCIALS 29.7%
Banks 12.7%
Citigroup, Inc.	1,204,431	57,499,536
Fifth Third Bancorp	1,243,056	25,060,009
JPMorgan Chase & Co.	1,184,973	79,985,677
PNC Financial Services Group, Inc. (The)	386,224	34,798,782
SunTrust Banks, Inc.	537,710	23,696,880
Wells Fargo & Co.	1,533,092	77,881,074
Total		298,921,958
Capital Markets 3.8%
Charles Schwab Corp. (The)	757,849	23,841,930
Invesco Ltd.	1,009,950	31,500,340
Morgan Stanley	1,065,530	34,160,892
Total		89,503,162
Diversified Financial Services 4.5%
Berkshire Hathaway, Inc., Class B (a)	527,998	79,458,419
Intercontinental Exchange, Inc.	98,165	27,684,493
Total		107,142,912
Insurance 3.7%
Aon PLC	202,180	22,512,743
Chubb Ltd.	294,858	37,426,326
MetLife, Inc.	642,880	27,900,992
Total		87,840,061
Real Estate Investment Trusts (REITs) 5.0%
Alexandria Real Estate Equities, Inc.	282,691	31,121,452
American Tower Corp.	242,101	27,449,412
AvalonBay Communities, Inc.	128,620	22,509,786
Duke Realty Corp.	1,268,569	35,672,160
Total		116,752,810
TOTAL FINANCIALS		700,160,903
HEALTH CARE 12.0%
Biotechnology 1.0%
AbbVie, Inc.	381,323	24,442,804

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.3%
Medtronic PLC	610,958	$53,171,675
Health Care Providers & Services 1.8%
Aetna, Inc.	227,358	26,628,169
Cardinal Health, Inc.	213,880	17,039,820
Total		43,667,989
Pharmaceuticals 6.9%
Allergan PLC (a)	117,387	27,531,947
Jazz Pharmaceuticals PLC (a)	45,108	5,585,724
Johnson & Johnson	628,686	75,027,387
Merck & Co., Inc.	871,545	54,724,310
Total		162,869,368
TOTAL HEALTH CARE		284,151,836
INDUSTRIALS 9.2%
Aerospace & Defense 1.9%
Honeywell International, Inc.	202,239	23,603,314
Northrop Grumman Corp.	106,366	22,557,037
Total		46,160,351
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	207,027	22,611,489
Airlines 1.1%
United Continental Holdings, Inc. (a)	506,496	25,532,463
Industrial Conglomerates 2.2%
Carlisle Companies, Inc.	184,388	19,334,926
General Electric Co.	1,038,856	32,453,861
Total		51,788,787
Machinery 2.0%
Cummins, Inc.	130,050	16,335,581
Ingersoll-Rand PLC	439,207	29,861,684
Total		46,197,265
Road & Rail 1.0%
Norfolk Southern Corp.	265,616	24,941,343
TOTAL INDUSTRIALS		217,231,698
INFORMATION TECHNOLOGY 10.6%
Communications Equipment 2.5%
Cisco Systems, Inc.	1,840,396	57,862,050

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.3%
Leidos Holdings, Inc.	323,598	$13,108,955
MasterCard, Inc., Class A	187,684	18,135,905
Total		31,244,860
Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	1,353,733	48,585,477
Lam Research Corp.	183,783	17,150,630
ON Semiconductor Corp. (a)	1,500,729	16,207,873
Qorvo, Inc. (a)	275,647	15,830,407
Total		97,774,387
Software 1.7%
Activision Blizzard, Inc.	460,054	19,032,434
Microsoft Corp.	353,437	20,308,490
Total		39,340,924
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	217,519	23,078,766
TOTAL INFORMATION TECHNOLOGY		249,300,987
MATERIALS 1.6%
Chemicals 1.0%
Eastman Chemical Co.	346,056	23,493,742
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	1,329,218	13,677,653
TOTAL MATERIALS		37,171,395
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	697,296	36,489,500
Wireless Telecommunication Services 1.1%
Vodafone Group PLC, ADR	812,387	24,899,661
TOTAL TELECOMMUNICATION SERVICES		61,389,161
UTILITIES 4.7%
Electric Utilities 2.4%
Edison International	448,220	32,594,559
NextEra Energy, Inc.	199,901	24,176,027
Total		56,770,586

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 2.3%
Ameren Corp.	561,233	$27,736,135
Public Service Enterprise Group, Inc.	638,194	27,289,175
Total		55,025,310
TOTAL UTILITIES		111,795,896
Total Common Stocks (Cost: $1,928,361,721)		$2,305,963,771

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.4%
Cable and Satellite 0.4%
DISH Network Corp. (b)
08/15/26	3.375%	$9,732,000	$10,191,642
Total Convertible Bonds (Cost: $9,732,000)			$10,191,642

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.415% (c)(d)	40,315,916	$40,315,916
Total Money Market Funds (Cost: $40,315,916)		$40,315,916
Total Investments
(Cost: $1,978,409,637) (e)		$2,356,471,329(f)
Other Assets & Liabilities, Net		2,199,285
Net Assets		$2,358,670,614

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2016, the value of these securities amounted to $10,191,642 or 0.43% of net assets.

(c)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,470,263	77,455,558	(71,609,905)	40,315,916	43,230	40,315,916

(e)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $1,978,410,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$439,511,000
Unrealized Depreciation	(61,450,000)
Net Unrealized Appreciation	$378,061,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	129,373,396	—	—	129,373,396
Consumer Staples	197,981,474	—	—	197,981,474
Energy	317,407,025	—	—	317,407,025
Financials	700,160,903	—	—	700,160,903
Health Care	284,151,836	—	—	284,151,836
Industrials	217,231,698	—	—	217,231,698
Information Technology	249,300,987	—	—	249,300,987
Materials	37,171,395	—	—	37,171,395
Telecommunication Services	61,389,161	—	—	61,389,161
Utilities	111,795,896	—	—	111,795,896
Total Common Stocks	2,305,963,771	—	—	2,305,963,771
Convertible Bonds	—	10,191,642	—	10,191,642
Investments measured at net asset value
Money Market Funds	—	—	—	40,315,916
Total Investments	2,305,963,771	10,191,642	—	2,356,471,329

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.2%
CONSUMER DISCRETIONARY 3.5%
Automobiles 0.2%
Ford Motor Co.	823,717	$10,378,834
Leisure Products 1.2%
Mattel, Inc.	1,585,041	52,512,408
Media 0.6%
Pearson PLC	1,207,683	13,725,689
Viacom, Inc., Class B	299,336	12,075,214
Total		25,800,903
Multiline Retail 1.2%
Kohl’s Corp.	341,677	15,163,625
Macy’s, Inc.	495,653	17,932,726
Nordstrom, Inc.	335,371	16,922,821
Total		50,019,172
Specialty Retail 0.3%
Staples, Inc.	1,681,637	14,394,813
TOTAL CONSUMER DISCRETIONARY		153,106,130
CONSUMER STAPLES 16.2%
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	751,040	23,926,081
Food Products 0.5%
Archer-Daniels-Midland Co.	208,817	9,137,832
Kraft Heinz Co. (The)	163,261	14,610,227
Total		23,748,059
Household Products 1.9%
Procter & Gamble Co. (The)	934,127	81,558,628
Tobacco 13.3%
Altria Group, Inc.	3,690,032	243,874,215
British American Tobacco PLC	1,184,394	73,487,274
Philip Morris International, Inc.	2,465,570	246,384,410
Reynolds American, Inc.	366,072	18,146,189
Total		581,892,088
TOTAL CONSUMER STAPLES		711,124,856
ENERGY 17.2%
Oil, Gas & Consumable Fuels 17.2%
Anadarko Petroleum Corp.	144,920	7,748,872
BP PLC, ADR	2,545,145	86,178,610

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	2,087,890	$209,999,976
Devon Energy Corp.	289,858	12,559,547
Enbridge Energy Management LLC (a)	1	27
ENI SpA	1,412,620	21,335,077
Exxon Mobil Corp.	1,256,728	109,511,278
Occidental Petroleum Corp.	1,574,554	121,004,475
Royal Dutch Shell PLC, Class A	2,220,873	54,258,468
Spectra Energy Corp.	746,061	26,574,693
Suncor Energy, Inc.	480,228	13,018,981
Total SA	928,240	44,263,585
Valero Energy Corp.	864,504	47,850,296
Total		754,303,885
TOTAL ENERGY		754,303,885
FINANCIALS 3.4%
Banks 2.0%
Bank of America Corp.	1,516,361	24,474,067
Bank of Montreal	419,418	27,807,413
JPMorgan Chase & Co.	301,412	20,345,310
PacWest Bancorp	357,558	15,485,837
Total		88,112,627
Capital Markets 0.6%
Invesco Ltd.	782,452	24,404,678
Insurance 0.8%
Principal Financial Group, Inc.	744,071	36,511,564
TOTAL FINANCIALS		149,028,869
HEALTH CARE 11.9%
Biotechnology 1.1%
AbbVie, Inc.	778,167	49,880,505
Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	495,424	28,432,383
GlaxoSmithKline PLC	1,197,753	25,778,660
Johnson & Johnson	1,114,680	133,025,911
Merck & Co., Inc.	1,626,471	102,126,114
Pfizer, Inc.	5,226,278	181,874,475
Total		471,237,543
TOTAL HEALTH CARE		521,118,048

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 2.1%
Aerospace & Defense 2.1%
BAE Systems PLC	3,343,907	$23,645,800
Lockheed Martin Corp.	292,301	71,020,374
Total		94,666,174
TOTAL INDUSTRIALS		94,666,174
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 3.6%
Cisco Systems, Inc.	4,459,933	140,220,294
Telefonaktiebolaget LM Ericsson, Class B	2,263,727	16,143,696
Total		156,363,990
IT Services 1.9%
International Business Machines Corp.	435,726	69,228,147
Leidos Holdings, Inc.	373,325	15,123,396
Total		84,351,543
Semiconductors & Semiconductor Equipment 4.3%
Intel Corp.	4,019,249	144,250,847
Maxim Integrated Products, Inc.	369,430	15,043,189
QUALCOMM, Inc.	461,098	29,081,451
Total		188,375,487
Software 2.8%
Microsoft Corp.	2,170,392	124,710,724
Technology Hardware, Storage & Peripherals 1.2%
Seagate Technology PLC	1,488,281	50,214,601
TOTAL INFORMATION TECHNOLOGY		604,016,345
MATERIALS 3.5%
Chemicals 2.9%
CF Industries Holdings, Inc.	474,298	12,331,748
Dow Chemical Co. (The)	1,569,539	84,190,072
Eastman Chemical Co.	73,766	5,007,974
LyondellBasell Industries NV, Class A	295,299	23,296,138
Total		124,825,932
Containers & Packaging 0.6%
Graphic Packaging Holding Co.	397,563	5,701,054
Westrock Co.	459,977	22,032,898
Total		27,733,952
TOTAL MATERIALS		152,559,884

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 9.5%
Diversified Telecommunication Services 8.6%
AT&T, Inc.	6,292,439	$257,234,906
BCE, Inc.	812,555	37,946,319
CenturyLink, Inc.	2,061,393	57,306,726
Orange SA	1,646,895	25,148,932
Total		377,636,883
Wireless Telecommunication Services 0.9%
Vodafone Group PLC	4,388,695	13,246,283
Vodafone Group PLC, ADR	903,745	27,699,784
Total		40,946,067
TOTAL TELECOMMUNICATION SERVICES		418,582,950
UTILITIES 9.1%
Electric Utilities 6.5%
American Electric Power Co., Inc.	649,786	41,956,682
Duke Energy Corp.	754,076	60,069,694
Exelon Corp.	695,024	23,630,816
NextEra Energy, Inc.	182,594	22,082,918
PG&E Corp.	603,000	37,349,820
PPL Corp.	1,307,508	45,475,128
Xcel Energy, Inc.	1,310,879	54,217,956
Total		284,783,014
Multi-Utilities 2.6%
Ameren Corp.	877,629	43,372,425
DTE Energy Co.	379,180	35,225,822
Sempra Energy	356,373	37,287,307
Total		115,885,554
TOTAL UTILITIES		400,668,568
Total Common Stocks (Cost: $3,328,569,626)		$3,959,175,709

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 8.0%
Barclays Bank PLC (b)
(linked to common stock of Anadarko Petroleum Corp.)
09/30/16	9.120%	401,437	$21,490,930
(linked to common stock of Devon Energy Corp.)
09/30/16	19.960%	574,052	23,777,234
(linked to common stock of Eastman Chemical Co.)
09/23/16	7.000%	446,501	30,129,887
Credit Suisse AG (b)
(linked to common stock of Hugo Boss AG)
11/23/16	7.150%	368,143	20,196,325
(linked to common stock of Micron Technology, Inc.)
11/21/16	19.200%	2,859,332	45,005,886

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes (continued)
Credit Suisse Securities (USA) LLC (b)
(linked to the common stock of American Airlines Group, Inc.)
11/04/16	14.500%	$489,142	$17,922,163
(linked to the common stock of Archer-Daniels-Midland Co.)
11/11/16	6.650%	347,875	15,383,032
(linked to the common stock of Delta Air Lines, Inc.)
11/04/16	13.050%	562,277	21,124,747
Deutsche Bank AG (b)
(linked to common stock of Hess Corp.)
09/27/16	14.400%	375,079	20,324,031
(linked to the common stock of United Airlines, Inc.)
11/04/16	13.280%	286,230	14,139,189
JPMorgan Chase Bank NA (b) (linked to common stock of Graphic Packaging Holding Co.)
11/22/16	7.740%	1,133,069	16,236,879
Royal Bank of Canada (b) (linked to common stock of Microsoft Corp.)
09/28/16	7.190%	884,650	48,646,903
Societe Generale SA (b) (linked to common stock of Bristol-Myers Squibb Co.)
09/21/16	6.700%	996,940	57,254,763
Total Equity-Linked Notes (Cost: $362,224,022)			$351,631,969

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.415% (c)(d)	55,958,590	$55,958,590
Total Money Market Funds (Cost: $55,958,590)		$55,958,590
Total Investments
(Cost: $3,746,752,238) (e)		$4,366,766,268(f)
Other Assets & Liabilities, Net		21,780,300
Net Assets		$4,388,546,568

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2016, the value of these securities amounted to $351,631,969 or 8.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	48,622,017	598,918,873	(591,582,300)	55,958,590	105,264	55,958,590

(e)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $3,746,752,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$738,242,000
Unrealized Depreciation	(118,228,000)
Net Unrealized Appreciation	$620,014,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	139,380,441	13,725,689	—	153,106,130
Consumer Staples	613,711,501	97,413,355	—	711,124,856
Energy	634,446,728	119,857,157	—	754,303,885
Financials	149,028,869	—	—	149,028,869
Health Care	495,339,388	25,778,660	—	521,118,048
Industrials	71,020,374	23,645,800	—	94,666,174
Information Technology	587,872,649	16,143,696	—	604,016,345
Materials	152,559,884	—	—	152,559,884
Telecommunication Services	380,187,735	38,395,215	—	418,582,950
Utilities	400,668,568	—	—	400,668,568
Total Common Stocks	3,624,216,137	334,959,572	—	3,959,175,709
Equity-Linked Notes	—	351,631,969	—	351,631,969
Investments measured at net asset value
Money Market Funds	—	—	—	55,958,590
Total Investments	3,624,216,137	686,591,541	—	4,366,766,268

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 35.1%
CONSUMER DISCRETIONARY 1.7%
Hotels, Restaurants & Leisure 1.0%
Extended Stay America, Inc.	325,000	$4,598,750
Specialty Retail 0.7%
Staples, Inc.	375,000	3,210,000
TOTAL CONSUMER DISCRETIONARY		7,808,750
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.0%
SYSCO Corp.	87,500	4,537,750
Food Products 0.1%
AdvancePierre Foods Holdings, Inc.	7,418	187,750
Tobacco 0.7%
Altria Group, Inc.	50,000	3,304,500
TOTAL CONSUMER STAPLES		8,030,000
ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%
BP PLC, ADR	137,500	4,655,750
Exxon Mobil Corp.	80,000	6,971,200
Suncor Energy, Inc.	87,500	2,372,125
Total		13,999,075
TOTAL ENERGY		13,999,075
FINANCIALS 9.6%
Banks 4.1%
First Hawaiian, Inc. (a)	75,000	1,993,500
JPMorgan Chase & Co.	72,500	4,893,750
PacWest Bancorp	112,500	4,872,375
Wells Fargo & Co.	142,500	7,239,000
Total		18,998,625
Capital Markets 1.1%
Ares Capital Corp.	310,000	5,009,600
Insurance 1.1%
MetLife, Inc.	57,500	2,495,500
Validus Holdings Ltd.	47,500	2,412,525
Total		4,908,025

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 3.3%
Alexandria Real Estate Equities, Inc.	14,000	$1,541,260
Blackstone Mortgage Trust, Inc.	60,000	1,789,200
Equinix, Inc.	9,400	3,465,310
Extra Space Storage, Inc.	42,000	3,383,100
Starwood Property Trust, Inc.	210,000	4,809,000
Total		14,987,870
TOTAL FINANCIALS		43,904,120
HEALTH CARE 4.7%
Biotechnology 1.0%
Amgen, Inc.	26,500	4,506,590
Health Care Equipment & Supplies 1.0%
Medtronic PLC	52,500	4,569,075
Health Care Providers & Services 1.0%
Cardinal Health, Inc.	57,500	4,581,025
Pharmaceuticals 1.7%
Merck & Co., Inc.	57,000	3,579,030
Pfizer, Inc.	125,000	4,350,000
Total		7,929,030
TOTAL HEALTH CARE		21,585,720
INDUSTRIALS 3.4%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	19,000	4,616,430
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	20,000	2,184,400
Industrial Conglomerates 0.9%
General Electric Co.	140,000	4,373,600
Transportation Infrastructure 1.0%
Macquarie Infrastructure Corp.	57,500	4,596,550
TOTAL INDUSTRIALS		15,770,980
INFORMATION TECHNOLOGY 6.0%
Communications Equipment 0.8%
Cisco Systems, Inc.	110,000	3,458,400

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	150,000	$3,403,500
IT Services 1.5%
Automatic Data Processing, Inc.	50,000	4,490,500
Leidos Holdings, Inc.	59,000	2,390,090
Total		6,880,590
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	55,000	3,440,800
Maxim Integrated Products, Inc.	83,000	3,379,760
Total		6,820,560
Software 1.5%
Microsoft Corp.	120,000	6,895,200
TOTAL INFORMATION TECHNOLOGY		27,458,250
MATERIALS 1.1%
Chemicals 1.1%
Dow Chemical Co. (The)	90,000	4,827,600
TOTAL MATERIALS		4,827,600
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	105,000	4,292,400
TOTAL TELECOMMUNICATION SERVICES		4,292,400
UTILITIES 2.8%
Electric Utilities 0.9%
Xcel Energy, Inc.	105,000	4,342,800
Independent Power and Renewable Electricity Producers 1.0%
NRG Yield, Inc. Class A	240,000	3,861,600
NRG Yield, Inc. Class C	35,000	589,400
Total		4,451,000
Multi-Utilities 0.9%
Ameren Corp.	82,500	4,077,150
TOTAL UTILITIES		12,870,950
Total Common Stocks (Cost: $146,644,871)		$160,547,845

Issuer	Shares	Value

Convertible Preferred Stocks 14.3%
CONSUMER STAPLES 1.5%
Food Products 1.5%
Bunge Ltd., 4.875%	47,000	$4,568,612
Post Holdings, Inc., 5.250% (a)	16,100	2,391,188
Total		6,959,800
TOTAL CONSUMER STAPLES		6,959,800
ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp., 7.500%	62,500	2,387,500
Hess Corp., 8.000%	50,000	3,307,000
WPX Energy, Inc., 6.250%	41,000	2,360,370
Total		8,054,870
TOTAL ENERGY		8,054,870
FINANCIALS 3.7%
Banks 1.0%
Bank of America Corp., 7.250%	3,700	4,591,663
Capital Markets 1.2%
AMG Capital Trust II, 5.150%	60,000	3,228,750
Cowen Group, Inc., 5.625%	3,400	2,510,900
Total		5,739,650
Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc., 7.000%	60,000	2,088,600
American Tower Corp., 5.500%	42,500	4,614,650
Total		6,703,250
TOTAL FINANCIALS		17,034,563
HEALTH CARE 3.0%
Health Care Equipment & Supplies 0.6%
Alere, Inc., 3.000%	7,500	2,472,750
Pharmaceuticals 2.4%
Allergan PLC, 5.500%	7,700	6,411,482
Teva Pharmaceutical Industries Ltd., 7.000%	5,400	4,644,000
Total		11,055,482
TOTAL HEALTH CARE		13,528,232
INFORMATION TECHNOLOGY 1.6%
Electronic Equipment, Instruments & Components 1.0%
Belden, Inc., 6.750% (a)	42,500	4,536,450

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 0.6%
Mandatory Exchangeable Trust, 5.750% (b)	22,500	$2,710,575
TOTAL INFORMATION TECHNOLOGY		7,247,025
MATERIALS 1.0%
Chemicals 0.5%
A. Schulman, Inc., 6.000%	3,300	2,335,773
Metals & Mining 0.5%
Alcoa, Inc., 5.375%	68,000	2,342,600
TOTAL MATERIALS		4,678,373
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.7%
Frontier Communications Corp., 11.125%	35,000	3,160,150
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc., 5.500%	30,000	2,305,800
TOTAL TELECOMMUNICATION SERVICES		5,465,950
UTILITIES 0.5%
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 4.184% (c)	44,000	2,469,500
TOTAL UTILITIES		2,469,500
Total Convertible Preferred Stocks (Cost: $66,031,019)		$65,438,313

Limited Partnerships 1.8%
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Enviva Partners LP	95,000	2,419,650
TOTAL ENERGY		2,419,650

Issuer	Shares	Value

Limited Partnerships (continued)
INDUSTRIALS 0.5%
Trading Companies & Distributors 0.5%
Fortress Transportation & Infrastructure Investors LLC	200,000	$2,414,000
TOTAL INDUSTRIALS		2,414,000
UTILITIES 0.7%
Independent Power and Renewable Electricity Producers 0.7%
8Point3 Energy Partners LP	214,000	3,329,840
TOTAL UTILITIES		3,329,840
Total Limited Partnerships (Cost: $9,123,205)		$8,163,490

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 25.0%
Aerospace & Defense 1.5%
ADS Tactical, Inc. (b)
04/01/18	11.000%	$6,398,000	$6,645,922
Banking 1.6%
Popular, Inc.
07/01/19	7.000%	4,500,000	4,646,250
Synovus Financial Corp. Subordinated (c)
12/15/25	5.750%	2,700,000	2,835,702
Total			7,481,952
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital (b)
10/23/45	6.484%	3,800,000	4,669,987
Chemicals 0.9%
A. Schulman, Inc. (b)
06/01/23	6.875%	4,000,000	4,020,000
Construction Machinery 1.0%
United Rentals North America, Inc.
11/15/24	5.750%	4,500,000	4,702,500
Diversified Manufacturing 1.9%
Gardner Denver, Inc. (b)
08/15/21	6.875%	5,100,000	4,704,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	$5,350,000	$4,132,875
Total			8,837,625
Gaming 1.0%
Scientific Games International, Inc.
12/01/22	10.000%	5,000,000	4,625,000
Independent Energy 2.3%
Chesapeake Energy Corp. (c)
04/15/19	3.930%	2,900,000	2,624,500
Goodrich Petroleum Corp. (d)
03/15/18	0.000%	1,676,000	234,640
03/15/19	0.000%	3,775,000	14,949
Stone Energy Corp.
11/15/22	7.500%	7,000,000	3,841,250
Whiting Petroleum Corp.
10/01/18	6.500%	4,100,000	3,925,750
Total			10,641,089
Media and Entertainment 1.0%
AMC Networks, Inc.
12/15/22	4.750%	900,000	927,000
04/01/24	5.000%	3,623,000	3,713,575
Total			4,640,575
Metals 0.8%
United States Steel Corp.
04/01/21	6.875%	3,601,000	3,555,988
Midstream 1.1%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	5,144,000	4,951,100
Oil Field Services 0.6%
Transocean, Inc.
03/15/18	6.000%	2,747,000	2,750,434
Other Industry 1.0%
MasTec, Inc.
03/15/23	4.875%	4,600,000	4,600,000
Pharmaceuticals 2.1%
AMAG Pharmaceuticals, Inc. (b)
09/01/23	7.875%	4,800,000	4,722,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (b)
03/01/23	5.500%	$5,400,000	$4,711,500
Total			9,433,500
Property & Casualty 0.5%
MGIC Investment Corp.
08/15/23	5.750%	2,200,000	2,304,500
Retailers 1.1%
JCPenney Co., Inc.
10/01/19	8.125%	2,200,000	2,367,750
Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	2,068,000	2,626,360
Total			4,994,110
Supermarkets 1.0%
Safeway, Inc.
02/01/31	7.250%	4,588,000	4,570,795
Technology 3.3%
Diebold, Inc. (b)
04/15/24	8.500%	4,500,000	4,578,750
Informatica LLC (b)
07/15/23	7.125%	2,082,000	1,967,490
Micron Technology, Inc.
02/01/25	5.500%	4,800,000	4,650,000
Western Digital Corp. (b)
04/01/24	10.500%	3,500,000	3,955,000
Total			15,151,240
Wirelines 1.3%
Frontier Communications Corp.
09/15/25	11.000%	5,640,000	6,091,200
Total Corporate Bonds & Notes (Cost: $117,475,413)			$114,667,517

Convertible Bonds 17.4%
Automotive 1.6%
Navistar International Corp.
10/15/18	4.500%	2,590,000	1,987,825
04/15/19	4.750%	7,451,000	5,183,102
Total			7,170,927

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Cable and Satellite 1.0%
DISH Network Corp. (b)
08/15/26	3.375%	$4,550,000	$4,764,896
Consumer Products 1.1%
Iconix Brand Group, Inc.
03/15/18	1.500%	5,500,000	4,812,500
Electric 0.6%
SunPower Corp. (b)
01/15/23	4.000%	3,620,000	2,654,282
Health Care 1.6%
Fluidigm Corp.
02/01/34	2.750%	4,400,000	2,718,452
Invacare Corp. (b)
02/15/21	5.000%	2,300,000	2,295,171
Novavax, Inc. (b)
02/01/23	3.750%	2,040,000	2,530,212
Total			7,543,835
Independent Energy 0.5%
Chesapeake Energy Corp.
12/15/38	2.250%	2,700,000	2,450,250
Media and Entertainment 0.4%
Liberty Interactive LLC (b)
09/30/46	1.750%	1,855,000	1,924,563
Oil Field Services 0.9%
Cobalt International Energy, Inc.
12/01/19	2.625%	4,000,000	1,850,380
Weatherford International Ltd.
07/01/21	5.875%	2,070,000	2,287,350
Total			4,137,730
Other Financial Institutions 0.6%
Walter Investment Management Corp.
11/01/19	4.500%	4,410,000	2,646,000
Other Industry 0.8%
General Cable Corp. Subordinated (c)
11/15/29	4.500%	5,300,000	3,749,750

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other REIT 0.6%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	$2,560,000	$2,791,322
Pharmaceuticals 2.6%
ARIAD Pharmaceuticals, Inc. (b)
06/15/19	3.625%	2,100,000	2,764,230
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	3,000,000	1,677,600
Clovis Oncology, Inc.
09/15/21	2.500%	1,619,000	1,387,281
Intercept Pharmaceuticals, Inc.
07/01/23	3.250%	2,098,000	2,200,277
Ionis Pharmaceuticals, Inc.
11/15/21	1.000%	3,200,000	2,758,000
PTC Therapeutics, Inc.
08/15/22	3.000%	2,600,000	1,144,000
Total			11,931,388
Property & Casualty 1.1%
MGIC Investment Corp. Junior Subordinated (b)(c)
04/01/63	9.000%	4,100,000	5,004,562
Refining 0.5%
Clean Energy Fuels Corp. (b)
10/01/18	5.250%	2,750,000	2,327,187
Technology 2.7%
CSG Systems International, Inc. (b)
03/15/36	4.250%	2,100,000	2,300,813
Ciena Corp.
12/15/20	4.000%	2,600,000	3,459,625
Cypress Semiconductor Corp. (b)
01/15/22	4.500%	2,200,000	2,450,250
Microchip Technology, Inc.
02/15/25	1.625%	3,100,000	3,989,312
Total			12,200,000
Tobacco 0.8%
Vector Group Ltd. (c)
04/15/20	1.750%	3,100,000	3,456,127
Total Convertible Bonds (Cost: $84,772,906)			$79,565,319

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.0%
Banking 2.0%
Citigroup Capital XIII (c)
10/30/40	6.692%	$175,000	$4,534,250
Wells Fargo & Co.
12/31/49	7.500%	3,400	4,598,500
Total			9,132,750
Total Preferred Debt (Cost: $8,459,135)			$9,132,750

	Shares	Value

Money Market Funds 2.7%
JPMorgan Prime Money Market Fund, Agency Shares, 0.260% (e)	12,493,333	$12,493,333
Total Money Market Funds (Cost: $12,493,333)		$12,493,333
Total Investments
(Cost: $444,999,882) (f)		$450,008,567(g)
Other Assets & Liabilities, Net		7,605,713
Net Assets		$457,614,280

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2016, the value of these securities amounted to $80,786,115 or 17.65% of net assets.

(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2016, the value of these securities amounted to $249,589, which represents 0.05% of net assets.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(f)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $445,000,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,045,000
Unrealized Depreciation	(32,036,000)
Net Unrealized Appreciation	$5,009,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	7,808,750	—	—	7,808,750
Consumer Staples	8,030,000	—	—	8,030,000
Energy	13,999,075	—	—	13,999,075
Financials	43,904,120	—	—	43,904,120
Health Care	21,585,720	—	—	21,585,720
Industrials	15,770,980	—	—	15,770,980
Information Technology	27,458,250	—	—	27,458,250
Materials	4,827,600	—	—	4,827,600
Telecommunication Services	4,292,400	—	—	4,292,400
Utilities	12,870,950	—	—	12,870,950
Total Common Stocks	160,547,845	—	—	160,547,845
Convertible Preferred Stocks
Consumer Staples	—	6,959,800	—	6,959,800
Energy	8,054,870	—	—	8,054,870
Financials	9,206,313	7,828,250	—	17,034,563
Health Care	13,528,232	—	—	13,528,232
Information Technology	4,536,450	2,710,575	—	7,247,025
Materials	2,342,600	2,335,773	—	4,678,373
Telecommunication Services	5,465,950	—	—	5,465,950
Utilities	—	2,469,500	—	2,469,500
Total Convertible Preferred Stocks	43,134,415	22,303,898	—	65,438,313
Limited Partnerships
Energy	2,419,650	—	—	2,419,650
Industrials	2,414,000	—	—	2,414,000
Utilities	3,329,840	—	—	3,329,840
Total Limited Partnerships	8,163,490	—	—	8,163,490
Corporate Bonds & Notes	—	114,667,517	—	114,667,517
Convertible Bonds	—	79,565,319	—	79,565,319
Preferred Debt	9,132,750	—	—	9,132,750
Money Market Funds	12,493,333	—	—	12,493,333
Total Investments	233,471,833	216,536,734	—	450,008,567

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.5%
Aerospace & Defense 1.0%
TransDigm, Inc.
07/15/24	6.500%	$3,538,000	$3,670,675
05/15/25	6.500%	3,866,000	4,001,310
TransDigm, Inc. (a)
06/15/26	6.375%	13,843,000	14,119,860
Total			21,791,845
Automotive 0.9%
Gates Global LLC/Co. (a)
07/15/22	6.000%	3,560,000	3,382,000
Schaeffler Finance BV (a)
05/15/21	4.250%	5,300,000	5,432,500
05/15/21	4.750%	3,449,000	3,569,715
ZF North America Capital, Inc. (a)
04/29/22	4.500%	3,321,000	3,511,958
04/29/25	4.750%	2,940,000	3,120,075
Total			19,016,248
Banking 2.2%
Ally Financial, Inc.
02/13/22	4.125%	8,298,000	8,526,195
05/19/22	4.625%	10,106,000	10,611,300
09/30/24	5.125%	8,970,000	9,715,631
03/30/25	4.625%	4,116,000	4,270,350
Subordinated
11/20/25	5.750%	4,964,000	5,280,455
Synovus Financial Corp.
02/15/19	7.875%	8,045,000	9,020,456
Subordinated
06/15/17	5.125%	489,000	496,335
Total			47,920,722
Brokerage/Asset Managers/Exchanges 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	4,767,000	5,118,566
09/15/23	4.625%	3,749,000	3,890,937
National Financial Partners Corp. (a)
07/15/21	9.000%	1,429,000	1,475,443
Total			10,484,946
Building Materials 2.2%
Allegion PLC
09/15/23	5.875%	4,557,000	4,921,560
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,688,000	1,768,180
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	6,753,000	6,989,355
12/15/23	5.750%	1,459,000	1,539,245
Beacon Roofing Supply, Inc.
10/01/23	6.375%	3,751,000	4,032,325
Eagle Materials, Inc.
08/01/26	4.500%	1,085,000	1,104,112
Gibraltar Industries, Inc.
02/01/21	6.250%	1,557,000	1,611,495

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
HD Supply, Inc. (a)
12/15/21	5.250%	$3,465,000	$3,692,374
04/15/24	5.750%	5,409,000	5,760,585
NCI Building Systems, Inc. (a)
01/15/23	8.250%	5,148,000	5,637,060
Nortek, Inc.
04/15/21	8.500%	8,942,000	9,366,745
Total			46,423,036
Cable and Satellite 8.4%
Altice US Finance I Corp. (a)
07/15/23	5.375%	3,297,000	3,449,486
05/15/26	5.500%	8,861,000	9,348,355
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	267,000	280,350
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	618,000	650,253
04/01/24	5.875%	8,833,000	9,517,557
05/01/25	5.375%	8,876,000	9,353,085
02/15/26	5.750%	3,324,000	3,556,680
05/01/26	5.500%	3,194,000	3,381,648
05/01/27	5.875%	1,954,000	2,090,780
CSC Holdings LLC
02/15/19	8.625%	1,688,000	1,890,560
CSC Holdings LLC (a)
01/15/23	10.125%	2,507,000	2,862,681
10/15/25	6.625%	8,693,000	9,442,771
10/15/25	10.875%	14,784,000	17,297,280
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	4,568,000	4,722,170
12/15/21	5.125%	2,020,000	2,042,725
12/15/21	5.125%	3,721,000	3,753,559
07/15/25	7.750%	4,726,000	5,163,155
DISH DBS Corp.
06/01/21	6.750%	2,576,000	2,767,590
07/15/22	5.875%	3,458,000	3,527,160
11/15/24	5.875%	6,100,000	6,016,125
DISH DBS Corp. (a)
07/01/26	7.750%	12,045,000	12,851,895
Hughes Satelite Systems Corp. (a)
08/01/26	5.250%	4,474,000	4,438,163
08/01/26	6.625%	2,614,000	2,594,395
Sirius XM Radio, Inc. (a)
05/15/23	4.625%	1,825,000	1,845,531
04/15/25	5.375%	4,890,000	5,097,825
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	6,876,000	7,065,090
Unitymedia GmbH (a)
01/15/25	6.125%	5,625,000	6,032,813
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	1,972,000	2,075,530
01/15/25	5.000%	6,157,000	6,418,673
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,752,428
Videotron Ltd. (a)
06/15/24	5.375%	2,137,000	2,246,521

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Virgin Media Finance PLC (a)
10/15/24	6.000%	$1,618,000	$1,686,765
01/15/25	5.750%	10,643,000	10,829,252
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	6,495,000	6,641,137
08/15/26	5.500%	4,077,000	4,260,465
Total			178,950,453
Chemicals 2.7%
Angus Chemical Co. (a)
02/15/23	8.750%	4,470,000	4,559,400
Axalta Coating Systems LLC (a)
08/15/24	4.875%	3,649,000	3,804,082
Chemours Co. (The)
05/15/23	6.625%	5,963,000	5,724,480
05/15/25	7.000%	8,530,000	8,162,144
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	4,348,000	4,500,180
Huntsman International LLC
11/15/20	4.875%	3,300,000	3,423,750
11/15/22	5.125%	2,948,000	3,043,810
INEOS Group Holdings SA (a)
02/15/19	5.875%	4,876,000	4,997,900
08/01/24	5.625%	3,698,000	3,688,755
PQ Corp. (a)
11/15/22	6.750%	7,780,000	8,256,525
Platform Specialty Products Corp. (a)
05/01/21	10.375%	4,762,000	5,000,100
02/01/22	6.500%	2,322,000	2,200,095
Total			57,361,221
Construction Machinery 0.4%
United Rentals North America, Inc.
06/15/23	6.125%	3,581,000	3,764,526
09/15/26	5.875%	5,265,000	5,475,600
Total			9,240,126
Consumer Cyclical Services 2.0%
ADT Corp. (a)
05/15/23	9.250%	6,550,000	7,131,312
APX Group, Inc.
12/01/19	6.375%	1,874,000	1,923,174
12/01/20	8.750%	6,746,000	6,484,593
12/01/22	7.875%	5,875,000	6,168,750
APX Group, Inc. (a)
12/01/22	7.875%	925,000	971,250
IHS Markit Ltd. (a)
11/01/22	5.000%	8,979,000	9,540,187
Interval Acquisition Corp.
04/15/23	5.625%	9,558,000	9,892,530
Total			42,111,796

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 2.2%
NBTY, Inc. (a)
05/15/21	7.625%	$3,375,000	$3,450,938
Prestige Brands, Inc. (a)
03/01/24	6.375%	6,413,000	6,845,878
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	6,237,000	6,665,794
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	5,316,000	5,541,930
Spectrum Brands, Inc.
11/15/22	6.625%	2,456,000	2,627,920
07/15/25	5.750%	6,458,000	6,998,857
Springs Industries, Inc.
06/01/21	6.250%	6,532,000	6,727,960
Tempur Sealy International, Inc.
10/15/23	5.625%	2,887,000	3,027,741
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	3,742,000	3,908,519
Valvoline, Inc. (a)
07/15/24	5.500%	686,000	719,957
Total			46,515,494
Diversified Manufacturing 0.7%
Entegris, Inc. (a)
04/01/22	6.000%	5,733,000	5,962,320
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	1,206,000	1,362,780
SPX FLOW, Inc. (a)
08/15/24	5.625%	1,294,000	1,329,585
08/15/26	5.875%	4,783,000	4,938,448
Zekelman Industries, Inc. (a)
06/15/23	9.875%	1,817,000	1,944,190
Total			15,537,323
Electric 2.7%
AES Corp. (The)
07/01/21	7.375%	6,751,000	7,746,773
05/15/26	6.000%	4,759,000	5,050,489
Calpine Corp.
01/15/23	5.375%	9,900,000	9,906,138
02/01/24	5.500%	3,320,000	3,311,700
NRG Energy, Inc.
07/15/22	6.250%	4,446,000	4,540,478
05/01/24	6.250%	984,000	976,620
NRG Energy, Inc. (a)
05/15/26	7.250%	7,729,000	8,026,566
01/15/27	6.625%	5,409,000	5,419,115
NRG Yield Operating LLC
08/15/24	5.375%	11,163,000	11,637,427
NRG Yield Operating LLC (a)
09/15/26	5.000%	1,000,000	997,500
Total			57,612,806

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 4.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/21	5.000%	$10,076,000	$10,856,890
Aircastle Ltd.
02/15/22	5.500%	6,107,000	6,633,729
04/01/23	5.000%	767,000	813,020
CIT Group, Inc.
02/19/19	3.875%	4,850,000	4,957,621
05/15/20	5.375%	8,915,000	9,527,906
CIT Group, Inc. (a)
02/15/19	5.500%	7,665,000	8,115,319
International Lease Finance Corp.
04/15/21	4.625%	3,743,000	3,969,451
Navient Corp.
03/25/20	8.000%	681,000	738,885
10/26/20	5.000%	2,877,000	2,891,385
07/26/21	6.625%	2,722,000	2,807,063
01/25/22	7.250%	2,868,000	2,979,135
10/25/24	5.875%	3,168,000	2,985,840
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	3,018,000	3,165,127
12/15/21	7.250%	4,938,000	5,172,555
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	15,021,000	14,833,237
Quicken Loans, Inc. (a)
05/01/25	5.750%	3,757,000	3,748,735
Springleaf Finance Corp.
12/15/20	8.250%	2,469,000	2,697,383
10/01/23	8.250%	2,221,000	2,327,886
Total			89,221,167
Food and Beverage 1.7%
Constellation Brands, Inc.
05/01/23	4.250%	1,554,000	1,657,924
11/15/24	4.750%	4,941,000	5,385,690
12/01/25	4.750%	966,000	1,051,129
FAGE International SA/USA Dairy Industry, Inc. (a)
08/15/26	5.625%	3,923,000	4,055,401
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	663,000	714,382
Post Holdings, Inc. (a)
12/15/22	6.000%	5,149,000	5,464,634
03/15/24	7.750%	7,207,000	8,008,779
08/15/26	5.000%	3,900,000	3,890,250
WhiteWave Foods Co. (The)
10/01/22	5.375%	5,270,000	5,941,925
Total			36,170,114
Gaming 4.3%
Boyd Gaming Corp.
05/15/23	6.875%	5,088,000	5,495,040
Boyd Gaming Corp. (a)
04/01/26	6.375%	5,073,000	5,402,745
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	1,850,000	2,021,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
International Game Technology PLC (a)
02/15/22	6.250%	$5,709,000	$6,151,448
02/15/25	6.500%	4,549,000	4,931,116
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (a)
09/01/26	4.500%	2,156,000	2,154,653
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (a)
05/01/24	5.625%	2,126,000	2,306,710
MGM Resorts International
03/01/18	11.375%	7,001,000	7,893,627
10/01/20	6.750%	3,344,000	3,736,920
12/15/21	6.625%	6,129,000	6,879,802
03/15/23	6.000%	4,095,000	4,445,532
09/01/26	4.625%	3,613,000	3,576,870
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	1,729,000	1,763,580
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	1,283,000	1,321,490
Scientific Games International, Inc.
12/01/22	10.000%	13,747,000	12,715,975
Scientific Games International, Inc. (a)
01/01/22	7.000%	6,497,000	6,903,062
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	4,120,000	4,161,200
10/01/20	7.804%	2,100,000	2,109,324
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	5,517,000	5,530,793
Tunica-Biloxi Gaming Authority (a)(b)
11/15/16	0.000%	8,862,000	3,633,420
Total			93,134,432
Health Care 7.8%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	1,334,000	1,330,665
02/15/23	5.625%	1,718,000	1,748,065
03/01/24	6.500%	4,887,000	5,137,459
Alere, Inc. (a)
07/01/23	6.375%	3,520,000	3,599,200
Amsurg Corp.
07/15/22	5.625%	3,850,000	3,975,125
CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,205,000	2,174,681
02/01/22	6.875%	8,455,000	7,017,650
Change Healthcare Holdings, Inc.
12/31/19	11.000%	5,255,000	5,550,594
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	2,858,000	3,029,480
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	4,635,000	4,641,999
DaVita, Inc.
08/15/22	5.750%	9,431,000	9,890,761

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	$3,632,000	$4,131,400
10/15/24	4.750%	2,883,000	3,084,810
HCA, Inc.
02/15/22	7.500%	7,598,000	8,661,720
02/01/25	5.375%	23,888,000	24,604,640
04/15/25	5.250%	6,176,000	6,616,040
06/15/26	5.250%	6,707,000	7,168,106
02/15/27	4.500%	5,819,000	5,869,916
HealthSouth Corp.
11/01/24	5.750%	1,964,000	2,036,668
09/15/25	5.750%	2,020,000	2,113,425
Hologic, Inc. (a)
07/15/22	5.250%	3,367,000	3,581,646
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	2,883,000	2,955,075
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	3,681,000	3,975,480
MEDNAX, Inc. (a)
12/01/23	5.250%	4,223,000	4,444,708
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	6,447,000	6,930,525
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	4,921,000	5,142,839
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	2,222,000	2,333,100
Teleflex, Inc.
06/01/26	4.875%	1,268,000	1,321,890
Tenet Healthcare Corp.
10/01/20	6.000%	2,684,000	2,834,975
04/01/21	4.500%	11,975,000	12,088,762
04/01/22	8.125%	9,732,000	9,853,650
Total			167,845,054
Healthcare Insurance 0.8%
Centene Corp.
05/15/22	4.750%	4,590,000	4,767,863
02/15/24	6.125%	7,311,000	7,968,990
Molina Healthcare, Inc. (a)
11/15/22	5.375%	4,856,000	5,001,680
Total			17,738,533
Home Construction 1.2%
CalAtlantic Group, Inc.
12/15/21	6.250%	2,285,000	2,507,788
11/15/24	5.875%	4,230,000	4,568,400
Lennar Corp.
04/01/21	4.750%	3,380,000	3,626,740
Meritage Homes Corp.
04/15/20	7.150%	1,217,000	1,344,785
04/01/22	7.000%	3,328,000	3,710,720
06/01/25	6.000%	1,948,000	2,074,620
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	4,823,000	4,955,632

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
03/01/24	5.625%	$2,745,000	$2,813,625
Total			25,602,310
Independent Energy 8.8%
Antero Resources Corp.
12/01/22	5.125%	8,500,000	8,393,750
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	17,807,000	17,584,412
Concho Resources, Inc.
01/15/22	6.500%	965,000	1,003,600
10/01/22	5.500%	3,987,000	4,126,545
04/01/23	5.500%	14,133,000	14,592,322
Continental Resources, Inc.
04/15/23	4.500%	2,564,000	2,416,570
06/01/24	3.800%	7,287,000	6,576,518
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	822,000	854,880
02/15/23	7.750%	8,690,000	9,233,125
Denbury Resources, Inc. (a)
05/15/21	9.000%	5,499,000	5,650,223
Diamondback Energy, Inc.
10/01/21	7.625%	1,297,000	1,375,631
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	10,112,000	10,213,120
Laredo Petroleum, Inc.
01/15/22	5.625%	5,966,000	5,578,210
05/01/22	7.375%	3,662,000	3,698,620
03/15/23	6.250%	15,925,000	15,168,562
Newfield Exploration Co.
01/30/22	5.750%	313,000	324,738
07/01/24	5.625%	7,025,000	7,253,313
Oasis Petroleum, Inc.
03/15/22	6.875%	3,561,000	3,311,730
01/15/23	6.875%	8,207,000	7,570,957
PDC Energy, Inc.
10/15/22	7.750%	3,199,000	3,358,950
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	12,759,000	13,460,745
06/01/24	6.250%	5,280,000	5,451,600
QEP Resources, Inc.
05/01/23	5.250%	202,000	197,960
RSP Permian, Inc.
10/01/22	6.625%	6,702,000	6,970,080
Range Resources Corp.
03/15/23	5.000%	8,720,000	8,611,000
WPX Energy, Inc.
01/15/22	6.000%	18,624,000	18,111,840
Whiting Petroleum Corp.
03/15/21	5.750%	8,245,000	7,389,581
Total			188,478,582

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure 0.2%
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	$4,934,000	$4,971,005
Lodging 0.6%
Hilton Escrow Issuer LLC/Corp. (a)
09/01/24	4.250%	2,839,000	2,894,006
Playa Resorts Holding BV (a)
08/15/20	8.000%	10,125,000	10,390,781
Total			13,284,787
Media and Entertainment 2.9%
AMC Networks, Inc.
04/01/24	5.000%	2,987,000	3,061,675
Lamar Media Corp. (a)
02/01/26	5.750%	1,329,000	1,436,981
MDC Partners, Inc. (a)
05/01/24	6.500%	11,964,000	11,365,800
Match Group, Inc.
06/01/24	6.375%	5,138,000	5,593,998
Netflix, Inc.
02/15/22	5.500%	1,351,000	1,452,325
02/15/25	5.875%	12,075,000	13,101,375
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	2,700,000	2,814,750
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	6,467,000	6,935,857
Univision Communications, Inc. (a)
09/15/22	6.750%	1,110,000	1,182,844
02/15/25	5.125%	15,002,000	15,677,090
Total			62,622,695
Metals 1.3%
ArcelorMittal (c)
03/01/21	6.500%	3,847,000	4,173,995
02/25/22	7.250%	5,326,000	5,991,750
Constellium NV (a)
05/15/24	5.750%	1,693,000	1,566,025
Freeport-McMoRan, Inc.
03/01/22	3.550%	1,917,000	1,672,583
03/15/23	3.875%	3,807,000	3,264,502
11/14/24	4.550%	9,633,000	8,428,875
Novelis Corp. (a)
08/15/24	6.250%	3,144,000	3,277,620
Total			28,375,350
Midstream 5.8%
Energy Transfer Equity LP
06/01/27	5.500%	10,390,000	10,415,975
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	938,000	956,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
MPLX LP (a)
02/15/23	5.500%	$7,508,000	$7,796,172
07/15/23	4.500%	2,699,000	2,726,122
12/01/24	4.875%	15,394,000	15,747,600
06/01/25	4.875%	936,000	955,318
Sabine Pass Liquefaction LLC
03/01/25	5.625%	11,355,000	12,007,912
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	7,305,000	7,816,350
Tallgrass Energy Partners LP/Finance Corp. (a)(d)
09/15/24	5.500%	3,210,000	3,290,250
Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	1,892,000	1,906,190
05/01/23	5.250%	256,000	259,840
11/15/23	4.250%	6,758,000	6,504,575
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	6,929,000	7,362,063
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	1,319,000	1,404,735
10/15/22	6.250%	9,894,000	10,472,799
05/01/24	6.375%	2,648,000	2,826,740
Western Gas Partners LP
07/01/22	4.000%	3,804,000	3,874,222
06/01/25	3.950%	5,200,000	5,116,946
Williams Companies, Inc. (The)
01/15/23	3.700%	6,746,000	6,543,620
06/24/24	4.550%	15,738,000	16,092,105
Total			124,076,294
Oil Field Services 0.5%
SESI LLC
05/01/19	6.375%	3,299,000	3,266,010
12/15/21	7.125%	975,000	950,625
Weatherford International Ltd.
06/15/21	7.750%	6,067,000	6,006,330
Total			10,222,965
Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	7,348,000	7,807,250
Packaging 3.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	8,113,000	8,407,096
05/15/24	7.250%	3,724,000	3,961,405
Berry Plastics Corp.
05/15/22	5.500%	7,732,000	8,041,280
10/15/22	6.000%	5,392,000	5,715,520
07/15/23	5.125%	7,100,000	7,273,240
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	1,952,000	2,137,440
08/15/25	6.375%	5,801,000	6,439,110
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	8,609,000	8,953,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	$6,835,000	$7,048,594
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	14,810,000	15,865,212
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	2,250,000	2,295,000
Total			76,137,257
Pharmaceuticals 2.9%
Concordia International Corp. (a)
04/15/23	7.000%	2,793,000	2,164,575
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	5,535,000	4,912,312
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	1,538,000	1,395,735
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	4,858,000	5,076,610
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	7,866,000	8,239,635
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	1,605,000	1,611,019
04/15/25	5.500%	1,756,000	1,729,660
Quintiles Transnational Corp. (a)
05/15/23	4.875%	4,158,000	4,324,320
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	11,546,000	10,983,132
07/15/21	7.500%	1,449,000	1,424,092
12/01/21	5.625%	3,362,000	3,025,800
05/15/23	5.875%	11,003,000	9,682,640
04/15/25	6.125%	8,068,000	7,089,755
Total			61,659,285
Property & Casualty 0.9%
Alliant Holdings I LP (a)
08/01/23	8.250%	383,000	395,878
HUB International Ltd. (a)
02/15/21	9.250%	1,273,000	1,343,015
10/01/21	7.875%	16,548,000	16,920,330
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	1,245,000	1,213,875
Total			19,873,098
Restaurants 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	8,536,000	9,069,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 1.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$4,449,000	$4,654,766
Dollar Tree, Inc.
03/01/23	5.750%	5,434,000	5,848,342
Group 1 Automotive, Inc.
06/01/22	5.000%	2,107,000	2,117,535
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	2,285,000	2,313,563
Penske Automotive Group, Inc.
12/01/24	5.375%	2,719,000	2,766,582
05/15/26	5.500%	1,788,000	1,789,109
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	1,993,000	2,531,110
Rite Aid Corp. (a)
04/01/23	6.125%	6,833,000	7,376,770
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	5,993,000	6,490,419
Total			35,888,196
Supermarkets 0.2%
Albertsons Companies, LLC/Safeway, Inc. (a)
03/15/25	5.750%	4,122,000	4,266,270
Technology 7.4%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	3,999,000	4,068,983
08/01/22	5.375%	8,825,000	8,692,625
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	1,296,000	1,389,960
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	5.875%	3,189,000	3,371,864
06/15/23	5.450%	6,150,000	6,557,013
06/15/24	7.125%	3,546,000	3,841,577
06/15/26	6.020%	4,060,000	4,343,900
Equinix, Inc.
04/01/23	5.375%	4,307,000	4,554,652
01/15/26	5.875%	12,622,000	13,750,028
First Data Corp. (a)
08/15/23	5.375%	4,403,000	4,568,112
12/01/23	7.000%	7,994,000	8,373,715
01/15/24	5.000%	4,758,000	4,841,265
01/15/24	5.750%	14,600,000	14,946,750
Informatica LLC (a)
07/15/23	7.125%	1,056,000	997,920
MSCI, Inc. (a)
11/15/24	5.250%	5,011,000	5,324,187
08/15/25	5.750%	4,888,000	5,297,370
08/01/26	4.750%	1,861,000	1,909,851
Microsemi Corp. (a)
04/15/23	9.125%	3,875,000	4,436,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
NXP BV/Funding LLC (a)
06/01/21	4.125%	$2,314,000	$2,420,444
06/15/22	4.625%	3,314,000	3,490,040
09/01/22	3.875%	2,250,000	2,286,563
03/15/23	5.750%	2,195,000	2,336,556
PTC, Inc.
05/15/24	6.000%	5,809,000	6,280,981
Qualitytech LP/Finance Corp.
08/01/22	5.875%	3,345,000	3,453,713
Riverbed Technology, Inc. (a)
03/01/23	8.875%	5,986,000	6,419,985
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	6,743,000	7,467,872
VeriSign, Inc.
05/01/23	4.625%	3,743,000	3,827,218
04/01/25	5.250%	9,257,000	9,650,422
Zebra Technologies Corp.
10/15/22	7.250%	8,598,000	9,328,830
Total			158,229,271
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc. (a)
04/01/24	6.375%	3,200,000	3,368,000
Hertz Corp. (The)
01/15/21	7.375%	4,132,000	4,302,445
10/15/22	6.250%	964,000	1,013,742
Total			8,684,187
Wireless 6.4%
SBA Communications Corp. (a)
09/01/24	4.875%	16,126,000	16,347,732
SFR Group SA (a)
05/15/22	6.000%	8,271,000	8,452,962
05/01/26	7.375%	18,030,000	18,615,975
Sprint Capital Corp.
05/01/19	6.900%	4,550,000	4,595,500
Sprint Communications, Inc.
08/15/20	7.000%	568,000	559,480
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,977,000	20,827,257
03/01/20	7.000%	2,753,000	2,952,593
Sprint Corp.
09/15/23	7.875%	3,586,000	3,485,556
06/15/24	7.125%	4,135,000	3,855,888
02/15/25	7.625%	3,590,000	3,408,256
T-Mobile USA, Inc.
04/28/21	6.633%	6,228,000	6,523,830
01/15/22	6.125%	2,417,000	2,549,935
04/28/22	6.731%	1,126,000	1,183,708
03/01/23	6.000%	4,091,000	4,336,624
04/01/23	6.625%	2,456,000	2,620,233
01/15/24	6.500%	7,911,000	8,504,325
03/01/25	6.375%	5,074,000	5,454,550
01/15/26	6.500%	8,311,000	9,095,351

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Wind Acquisition Finance SA (a)
04/30/20	6.500%	$2,948,000	$3,086,202
07/15/20	4.750%	8,653,000	8,761,162
04/23/21	7.375%	2,130,000	2,193,900
Total			137,411,019
Wirelines 4.2%
CenturyLink, Inc.
06/15/21	6.450%	2,843,000	3,054,448
04/01/24	7.500%	11,431,000	12,395,491
04/01/25	5.625%	2,598,000	2,533,050
Frontier Communications Corp.
09/15/20	8.875%	6,071,000	6,617,390
07/01/21	9.250%	1,993,000	2,157,422
04/15/22	8.750%	2,025,000	2,111,063
09/15/22	10.500%	2,974,000	3,236,084
04/15/24	7.625%	4,048,000	3,805,120
01/15/25	6.875%	9,741,000	8,742,547
09/15/25	11.000%	9,405,000	10,157,400
Level 3 Financing, Inc.
01/15/21	6.125%	2,848,000	2,954,800
08/15/22	5.375%	3,790,000	3,961,118
01/15/24	5.375%	3,700,000	3,875,750
Level 3 Financing, Inc. (a)
03/15/26	5.250%	4,471,000	4,633,074
Telecom Italia SpA (a)
05/30/24	5.303%	4,859,000	4,974,401
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	3,034,000	3,155,360
05/15/25	6.375%	11,157,000	11,772,978
Total			90,137,496
Total Corporate Bonds & Notes (Cost: $1,951,873,712)			$2,023,872,133

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds —%
California —%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (a)(b)(e)
10/01/11	0.000%	$3,083,843	$678,446
Total Municipal Bonds (Cost: $3,083,843)			$678,446

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.1%
Chemicals 0.3%
PQ Corp. Tranche B1 Term Loan (c)(f)
11/04/22	5.750%	$5,973,298	$6,009,556
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan (c)(f)
12/13/19	4.000%	4,698,000	4,178,871
Manitowoc Foodservice, Inc. Tranche B Term Loan (c)(f)
03/03/23	5.750%	2,363,985	2,389,586
Total			6,568,457
Independent Energy 0.2%
Chesapeake Energy Corp. Tranche A Term Loan (c)(d)(f)
08/17/21	8.500%	5,035,262	5,192,614
Leisure 0.1%
UFC Holdings LLC (c)(d)(f) 1st Lien Term Loan
08/18/23	5.000%	1,414,000	1,416,828
2nd Lien Term Loan
08/18/24	8.500%	440,000	442,614
Total			1,859,442
Pharmaceuticals 0.2%
Concordia International Corp. Term Loan (c)(f)
10/21/21	5.250%	4,477,500	4,233,342
Total Senior Loans (Cost: $23,817,942)			$23,863,411

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (g)(h)(i)	50,004	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $—)		$—

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (h)(i)	25,000,000	4,590
TOTAL FINANCIALS		4,590
Total Limited Partnerships (Cost: $—)		$4,590

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.415% (j)(k)	69,779,643	$69,779,643
Total Money Market Funds (Cost: $69,779,643)		$69,779,643
Total Investments (Cost: $2,048,555,140) (l)		$2,118,198,223(m)
Other Assets & Liabilities, Net		23,490,112
Net Assets		$2,141,688,335

At August 31, 2016, cash totaling $452,250 was pledged as collateral.

Investments in Derivatives Short Futures Contracts Outstanding at August 31, 2016

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(335)	USD	(43,858,828)	12/2016	65,449	—

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2016, the value of these securities amounted to $987,430,700 or 46.11% of net assets.

(b)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2016, the value of these securities amounted to $4,311,866, which represents 0.20% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2016, the value of these securities amounted to $678,446 or 0.03% of net assets.

(f)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Negligible market value.
(h)	Non-income producing investment.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $4,590, which represents less than 0.01% of net assets.

(j)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,259,523	248,455,695	(260,935,575)	69,779,643	103,456	69,779,643

(l)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $2,048,555,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$89,387,000
Unrealized Depreciation	(19,744,000)
Net Unrealized Appreciation	$69,643,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind
Currency Legend
USD	US Dollar
Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	2,023,872,133	—	2,023,872,133
Municipal Bonds	—	678,446	—	678,446
Senior Loans	—	23,863,411	—	23,863,411
Common Stocks
Financials	—	—	0(a)	0(a)
Limited Partnerships
Financials	—	—	4,590	4,590
Investments measured at net asset value
Money Market Funds	—	—	—	69,779,643
Total Investments	—	2,048,413,990	4,590	2,118,198,223
Derivatives
Assets
Futures Contracts	65,449	—	—	65,449
Total	65,449	2,048,413,990	4,590	2,118,263,672

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Mortgage Opportunities Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 119.0%
Federal Home Loan Mortgage Corp. (a)
CMO IO STRIPS Series 304 Class C67
12/15/42	4.500%	$11,082,683	$2,603,084
CMO IO Series 329 Class C5
06/15/43	3.500%	1,434,761	206,530
CMO IO Series 4098 Class AI
05/15/39	3.500%	15,284,097	1,318,272
CMO IO Series 4120 Class IA
10/15/42	3.500%	2,059,394	355,648
CMO IO Series 4121 Class IA
01/15/41	3.500%	2,202,082	261,711
CMO IO Series 4213 Class DI
06/15/38	3.500%	11,159,836	953,071
CMO IO Series 4215 Class IL
07/15/41	3.500%	11,651,213	1,060,705
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.492%	3,672,345	817,355
CMO IO STRIPS Series 309 Class S4
08/15/43	5.462%	8,220,695	1,858,051
CMO IO STRIPS Series 312 Class S1
09/15/43	5.442%	7,333,646	1,676,779
CMO IO Series 311 Class S1
08/15/43	5.442%	22,312,911	4,364,914
CMO IO Series 326 Class S2
03/15/44	5.442%	9,765,669	2,172,355
CMO IO Series 3922 Class SH
09/15/41	5.392%	15,866,070	2,320,541
CMO IO Series 3957 Class WS
11/15/41	6.042%	7,885,813	1,180,604
CMO IO Series 4223 Class DS
12/15/38	5.592%	2,926,437	339,073
CMO IO Series 4286 Class NS
12/15/43	5.392%	3,322,614	757,954
CMO Series 4559 Class AS
03/15/42	1.740%	103,282,435	6,698,465
Federal National Mortgage Association (a)
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	4,670,524	791,326
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	6,836,347	618,204
CMO IO Series 2012-152 Class EI
07/25/31	3.000%	14,750,846	1,348,829
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	7,221,194	473,528
CMO IO Series 2013-117 Class AI
04/25/36	3.500%	5,378,891	356,788
CMO IO Series 2013-118 Class AI
09/25/38	4.000%	5,805,281	481,508
CMO IO Series 2013-31 Class IH
02/25/43	3.500%	11,888,891	1,347,293
Federal National Mortgage Association (a)(b)
CMO IO Series 2013-101 Class CS
10/25/43	5.376%	5,765,896	1,433,438
CMO IO Series 2013-107 Class SB
02/25/43	5.426%	7,157,990	1,554,432
CMO IO Series 2013-124 Class SB
12/25/43	5.426%	8,417,702	1,885,249

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2013-54 Class BS
06/25/43	5.626%	$7,858,961	$2,104,999
CMO IO Series 2013-97 Class SB
06/25/32	5.576%	3,299,204	383,802
CMO IO Series 2014-93 Class ES
01/25/45	5.626%	3,997,988	844,181
CMO IO Series 2015-18 Class IO
04/25/45	1.910%	63,283,502	3,998,492
CMO IO Series 2016-39 Class LS
07/25/46	5.476%	9,805,099	2,448,821
CMO IO Series 2016-4 Class BS
02/25/46	5.576%	9,565,282	2,241,429
CMO IO Series 2016-45 Class AS
07/25/46	5.476%	4,942,828	1,260,606
CMO IO Series 2016-50 Class GS
08/25/46	5.426%	14,877,104	3,336,080
CMO IO Series 2016-62 Class AS
09/25/46	1.901%	40,000,000	2,404,720
CMO IO Series 416 Class S1
11/25/42	5.576%	3,599,886	834,012
CMO Series 2016-37 Class SA
06/25/46	5.326%	18,497,641	4,396,168
CMO Series 2016-54 Class SD
08/25/46	5.476%	9,933,402	2,434,750
Federal National Mortgage Association (c)
09/14/46	3.000%	110,000,000	114,142,182
09/14/46	3.500%	117,500,000	123,820,219
Government National Mortgage Association (a)
CMO IO Series 2012-38 Class MI
03/20/42	4.000%	11,579,391	1,930,602
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	13,050,820	1,955,996
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	12,425,552	2,242,661
Total Residential Mortgage-Backed Securities - Agency (Cost: $316,106,203)			$310,015,427

Residential Mortgage-Backed Securities - Non-Agency 36.2%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(d)
08/25/54	3.850%	1,543,747	1,536,631
Angel Oak Mortgage Trust I LLC Series 2016-1 Class A2 (d)
07/25/46	5.000%	3,000,000	2,997,300
Angel Oak Mortgage Trust LLC (d)
Series 2015-1
11/25/45	4.500%	1,278,614	1,281,848
11/25/45	5.500%	3,500,000	3,490,689
BCAP LLC Trust (b)(d)
CMO Series 2014-RR3 Class 3A1
07/26/36	0.582%	488,617	469,803
Series 2010-RR11 Class 8A1
05/27/37	5.386%	1,773,321	1,763,263
Series 2011-RR5 Class 11A4

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
05/28/36	0.638%	$3,060,981	$2,899,987
Bellemeade Re II Ltd. (b)(d)
CMO Series 2016-1A Class M2A
04/25/26	5.024%	4,000,000	4,025,000
Series 2016-1A Class M2B
04/25/26	7.024%	3,171,000	3,198,746
CAM Mortgage Trust (b)(d)
Series 2015-1 Class A
07/15/64	3.500%	568,568	567,248
CAM Mortgage Trust (d)
CMO Series 2016-1 Class A
01/15/56	4.000%	2,573,532	2,570,296
COLT LLC (b)(d)
Series 2015-A Class A2
07/27/20	4.274%	3,000,000	2,936,850
COLT LLC (b)(d)(e)
CMO Series 15-1 Class A2
12/26/45	4.274%	2,188,724	2,169,189
Series 2015-A Class A1
07/27/20	3.524%	773,902	770,312
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2 (d)
05/25/46	3.500%	2,923,661	2,952,897
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(d)
02/25/57	4.659%	1,845,000	1,746,713
Citigroup Mortgage Loan Trust, Inc. (a)(d)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	95,782,956	3,126,777
CMO IO Series 2015-A Class A4IO
06/25/58	0.250%	14,808,858	120,857
Citigroup Mortgage Loan Trust, Inc. (b)(d)
CMO Series 2014-11 Class 5A2
11/25/36	18.074%	1,589,159	1,688,447
CMO Series 2014-2 Class 3A3
08/25/37	0.628%	3,218,000	3,108,355
CMO Series 2014-C Class A
02/25/54	3.250%	4,495,127	4,307,837
CMO Series 2015-A Class B3
06/25/58	4.500%	4,160,295	4,062,770
Series 2013-11 Class 3A3
09/25/34	3.073%	842,871	781,518
Credit Suisse Mortgage Capital Certificates (b)(d)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	2,562,023	2,580,225
CMO Series 2014-RPL4 Class A2
08/25/62	4.769%	4,500,000	4,372,250
Credit Suisse Mortgage Capital Certificates (d)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	643,785	640,302
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	4,000,000	3,921,621
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	2,182,835	2,113,368
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	429,073	427,612
Credit Suisse Securities (USA) LLC (d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	$2,634,660	$2,541,585
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	2,500,000	2,467,749
Deephaven Residential Mortgage Trust Series 2016-1A Class A2 (d)(e)
07/25/46	5.500%	4,366,386	4,320,596
GCAT LLC CMO Series 2014-2 Class A1 (b)(d)
10/25/19	3.721%	5,142,499	5,095,875
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (d)
12/27/37	4.000%	1,237,454	1,237,316
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (b)(d)
09/26/36	2.856%	8,157,742	7,505,123
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(d)
01/25/54	2.263%	22,673,919	1,334,732
VML LLC CMO Series 2014-NPL1 Class A1 (d)
04/27/54	3.875%	1,023,168	1,018,534
Wedgewood Real Estate Trust CMO Series 2016-1 Class A2 (d)
07/15/46	5.000%	2,000,000	1,990,533
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $93,868,588)			$94,140,754

Commercial Mortgage-Backed Securities - Non-Agency 21.2%
American Homes 4 Rent (b)(d)
Series 2014-SFR1 Class E
06/17/31	3.008%	3,500,000	3,430,223
Series 2014-SFR1 Class F
06/17/31	3.758%	3,250,000	3,159,941
American Homes 4 Rent (d)
Series 2015-SFR1 Class F
04/17/52	5.885%	2,000,000	1,990,794
B2R Mortgage Trust Series 2015-2 Class E (b)(d)
11/15/48	5.669%	1,500,000	1,306,631
BAMLL Re-REMIC Trust CMO PO Series 2013-FRR1 Class A1 (d)(f)
12/26/20	0.000%	4,000,000	3,279,093
BB-UBS Trust Subordinated, Series 2012-SHOW Class D (b)(d)
11/05/36	4.160%	1,000,000	1,015,562
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(d)
07/05/33	4.847%	3,000,000	2,898,191

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Merrill Lynch Re-Remic Trust (b)(d)
Series 2014-FRR7 Class A
10/26/44	2.774%	$1,000,000	$987,878
Series 2014-FRR7 Class B
10/26/44	2.774%	2,000,000	1,938,015
Series 2015-FR11 Class A705
09/27/44	1.870%	3,000,000	2,765,398
Invitation Homes Trust (b)(d)
Series 2015-SFR3 Class E
08/17/32	4.258%	1,000,000	1,003,657
Series 2015-SFR3 Class F
08/17/32	5.258%	1,000,000	1,008,988
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.508%	2,500,000	2,521,089
Subordinated, Series 2015-SFR1 Class E
03/17/32	4.708%	3,000,000	3,029,744
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMB (b)(d)
08/15/45	5.988%	5,000,000	4,953,418
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	6,000,000	6,019,815
Rialto Capital Management LLC Series 2014-LT5 Class B (d)
05/15/24	5.000%	3,000,000	2,997,749
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (d)
12/25/32	5.071%	1,000,000	1,000,000
Rialto Real Estate Fund LP Series 2014-LT6 Class B (d)
09/15/24	5.486%	1,000,000	999,469
VFC LLC (d)
Series 2014-2 Class B
07/20/30	5.500%	2,138,168	2,129,930
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	6,668,861	6,668,861
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $54,902,747)			$55,104,446

Asset-Backed Securities - Non-Agency 8.1%
A Voce CLO Ltd. Series 2014-1A Class C (b)(d)
07/15/26	4.180%	1,000,000	921,934
Apidos CLO XXII Series 2015-22A Class D (b)(d)
10/20/27	6.696%	2,000,000	1,859,950
Avery Point VII CLO Ltd. (b)(d)
01/15/28	7.280%	3,500,000	3,332,693
Conn’s Receivables Funding LLC (d)
Series 2016-A Class A
04/16/18	4.680%	2,467,275	2,466,427

	Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Subordinated, Series 2016-A Class B
	08/15/18	8.960%	$2,000,000	$2,006,776
Exeter Automobile Receivables Trust Subordinated, Series 2013-2A Class D (d)
	08/17/20	6.810%	3,000,000	3,079,168
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (b)(d)
	11/25/25	5.952%	1,750,000	1,520,680
SoFi Professional Loan Program LLC (d)(e)(g)
	Series 2015-D Class RC
	10/26/37	0.000%	3	1,997,635
	Series 2016-A Class RPO
	01/25/38	0.000%	4	2,309,107
	Series 2016-B Class RC
	04/25/37	0.000%	3	1,560,000
Total Asset-Backed Securities - Non-Agency (Cost: $20,830,808)				$21,054,370

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.2%
Put - OTC 5-Year Interest Rate Swap(h)
	73,000,000	1.50	08/25/17	$782,524
Put - OTC 5-Year Interest Rate Swap(h)
	50,000,000	2.00	12/12/16	18,380
Put - OTC 5-Year Interest Rate Swap(h)
	250,000,000	2.00	07/16/18	2,422,375
Put - OTC 5-Year Interest Rate Swap(h)
	50,000,000	2.15	09/09/16	5
Put - OTC 5-Year Interest Rate Swap(h)
	70,000,000	3.25	08/18/17	12,810
Total Options Purchased Puts (Cost: $6,525,125)				$3,236,094

			Shares	Value

Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.415% (i)(j)			12,617,827	$12,617,827
Total Money Market Funds (Cost: $12,617,827)				$12,617,827
Total Investments
(Cost: $504,851,298) (k)				$496,168,918(l)
Other Assets & Liabilities, Net				(235,747,215)
Net Assets				$260,421,703

At August 31, 2016, cash totaling $3,466,584 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	26	USD	4,429,750	12/2016	—	(11,033)
U.S. Treasury 10-Year Note	325	USD	42,549,609	12/2016	19,107	—
U.S. Treasury 5-Year Note	235	USD	28,493,750	12/2016	—	(57,457)
Total			75,473,109		19,107	(68,490)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	(260)	USD	(56,761,250)	12/2016	35,975	—

Cleared Credit Default Swap Contracts Outstanding at August 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	39,000,000	—	(846,174)

Credit Default Swap Contracts Outstanding at August 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.661	USD	(2,300,000)	(194,063)	—	(168,037)	1,342	—	(24,684)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.661	USD	(2,700,000)	(227,813)	—	(197,037)	1,575	—	(29,200)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.496	USD	(2,000,000)	(176,250)	—	(179,042)	1,167	3,959	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.661	USD	(5,000,000)	(421,875)	—	(403,570)	2,917	—	(15,388)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.496	USD	(6,000,000)	(528,750)	—	(713,731)	3,500	188,481	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.496	USD	(2,550,000)	(224,719)	—	(262,291)	1,488	39,060	—
Total								—	(1,923,708)		231,500	(69,272)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)                                     Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(b)                                     Variable rate security.

(c)                                     Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)                                     Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At August 31, 2016, the value of these securities amounted to $164,279,755 or 63.08% of net assets.

(e)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $13,126,839, which represents 5.04% of net assets.

(f)                                       Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(g)                                     Zero coupon bond.

(h)                                     Purchased swaption contracts outstanding at August 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	50,000,000	712,500	5
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 3.250%	3.250	08/22/2022	70,000,000	1,851,500	12,810
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	50,000,000	678,750	18,380
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	250,000,000	2,525,000	2,422,375
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/25/2023	73,000,000	757,375	782,524
Total							6,525,125	3,236,094

(i)                                        The rate shown is the seven-day current annualized yield at August 31, 2016.

(j)                                        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,647,464	76,044,276	(70,073,913)	12,617,827	6,158	12,617,827

(k)                                     At August 31, 2016, the cost of securities for federal income tax purposes was approximately $504,851,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,358,000
Unrealized Depreciation	(12,040,000)
Net Unrealized Depreciation	$(8,682,000)

(l)                                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	307,610,707	2,404,720	310,015,427
Residential Mortgage-Backed Securities - Non-Agency	—	66,262,041	27,878,713	94,140,754
Commercial Mortgage-Backed Securities - Non-Agency	—	55,104,446	—	55,104,446
Asset-Backed Securities - Non-Agency	—	15,187,628	5,866,742	21,054,370
Options Purchased Puts	—	3,236,094	—	3,236,094

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	12,617,827
Total Investments	—	447,400,916	36,150,175	496,168,918
Derivatives
Assets
Futures Contracts	55,082	—	—	55,082
Swap Contracts	—	231,500	—	231,500
Liabilities
Futures Contracts	(68,490)	—	—	(68,490)
Swap Contracts	—	(915,446)	—	(915,446)
Total	(13,408)	446,716,970	36,150,175	495,471,564

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Residential Mortgage-Backed Securities - Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of May 31, 2016	20,053,786	—	7,445,081	27,498,867
Accrued discounts/premiums	4,319	—	—	4,319
Realized gain (loss)	(2,669)	—	—	(2,669)
Change in unrealized appreciation (depreciation)(a)	160,678	—	306,741	467,419
Sales	(578,235)	—	(1,885,080)	(2,463,315)
Purchases	8,240,834	2,404,720	—	10,645,554
Balance as of August 31, 2016	27,878,713	2,404,720	5,866,742	36,150,175

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2016 was $467,419 which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $160,678 and Asset-Backed Securities - Non-Agency of $306,741.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 2.9%
Specialty Retail 2.9%
Lowe’s Companies, Inc.	290,000	$22,202,400
TOTAL CONSUMER DISCRETIONARY		22,202,400
CONSUMER STAPLES 12.2%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	100,000	16,209,000
Food Products 4.0%
Tyson Foods, Inc., Class A	400,000	30,228,000
Tobacco 6.0%
Altria Group, Inc.	375,000	24,783,750
Philip Morris International, Inc.	210,000	20,985,300
Total		45,769,050
TOTAL CONSUMER STAPLES		92,206,050
ENERGY 13.0%
Energy Equipment & Services 2.7%
Halliburton Co.	477,000	20,515,770
Oil, Gas & Consumable Fuels 10.3%
Anadarko Petroleum Corp.	361,605	19,335,019
Chevron Corp.	163,212	16,415,863
Marathon Oil Corp.	450,000	6,759,000
Marathon Petroleum Corp.	290,000	12,327,900
Valero Energy Corp.	240,000	13,284,000
Williams Companies, Inc. (The)	350,000	9,779,000
Total		77,900,782
TOTAL ENERGY		98,416,552
FINANCIALS 23.3%
Banks 12.2%
Bank of America Corp.	1,550,000	25,017,000
Citigroup, Inc.	500,000	23,870,000
JPMorgan Chase & Co.	330,000	22,275,000
Wells Fargo & Co.	425,000	21,590,000
Total		92,752,000
Capital Markets 3.2%
Morgan Stanley	750,000	24,045,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 7.9%
MetLife, Inc.	450,000	$19,530,000
Prudential Financial, Inc.	240,000	19,051,200
Unum Group	600,000	21,366,000
Total		59,947,200
TOTAL FINANCIALS		176,744,200
HEALTH CARE 9.4%
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	250,000	11,682,500
Health Care Providers & Services 5.3%
Express Scripts Holding Co. (a)	190,000	13,813,000
Humana, Inc.	145,900	26,073,789
Total		39,886,789
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	340,000	19,512,600
TOTAL HEALTH CARE		71,081,889
INDUSTRIALS 8.3%
Aerospace & Defense 5.1%
Honeywell International, Inc.	185,000	21,591,350
United Technologies Corp.	160,000	17,028,800
Total		38,620,150
Road & Rail 3.2%
CSX Corp.	480,000	13,574,400
Union Pacific Corp.	115,000	10,985,950
Total		24,560,350
TOTAL INDUSTRIALS		63,180,500
INFORMATION TECHNOLOGY 16.2%
Communications Equipment 1.8%
Juniper Networks, Inc.	600,000	13,848,000
Electronic Equipment, Instruments & Components 4.2%
Corning, Inc.	1,400,000	31,766,000
IT Services 2.9%
Teradata Corp. (a)	700,000	22,211,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 7.3%
Applied Materials, Inc.	929,000	$27,721,360
QUALCOMM, Inc.	434,017	27,373,452
Total		55,094,812
TOTAL INFORMATION TECHNOLOGY		122,919,812
MATERIALS 2.3%
Chemicals 2.3%
FMC Corp.	375,000	17,602,500
TOTAL MATERIALS		17,602,500
TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 4.7%
Verizon Communications, Inc.	675,000	35,322,750
TOTAL TELECOMMUNICATION SERVICES		35,322,750

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 7.3%
Electric Utilities 4.7%
NextEra Energy, Inc.	295,000	$35,677,300
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	1,650,000	19,915,500
TOTAL UTILITIES		55,592,800
Total Common Stocks (Cost: $487,600,851)		$755,269,453

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.415% (b)(c)	3,047,726	$3,047,726
Total Money Market Funds (Cost: $3,047,726)		$3,047,726
Total Investments
(Cost: $490,648,577) (d)		$758,317,179(e)
Other Assets & Liabilities, Net		223,407
Net Assets		$758,540,586

Notes to Portfolio of Investments

(a)                                     Non-income producing investment.

(b)                                     The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	42,367,623	(39,319,897)	3,047,726	4,063	3,047,726

(d)                                     At August 31, 2016, the cost of securities for federal income tax purposes was approximately $490,649,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$287,264,000
Unrealized Depreciation	(19,596,000)
Net Unrealized Appreciation	$267,668,000

(e)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	22,202,400	—	—	22,202,400
Consumer Staples	92,206,050	—	—	92,206,050
Energy	98,416,552	—	—	98,416,552
Financials	176,744,200	—	—	176,744,200
Health Care	71,081,889	—	—	71,081,889
Industrials	63,180,500	—	—	63,180,500
Information Technology	122,919,812	—	—	122,919,812
Materials	17,602,500	—	—	17,602,500
Telecommunication Services	35,322,750	—	—	35,322,750
Utilities	55,592,800	—	—	55,592,800
Total Common Stocks	755,269,453	—	—	755,269,453
Investments measured at net asset value
Money Market Funds	—	—	—	3,047,726
Total Investments	755,269,453	—	—	758,317,179

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 14.2%
Auto Components 4.0%
American Axle & Manufacturing Holdings, Inc. (a)	650,000	$11,141,000
Motorcar Parts of America, Inc. (a)	623,520	17,726,674
Total		28,867,674
Hotels, Restaurants & Leisure 1.7%
Texas Roadhouse, Inc.	270,000	11,952,900
Household Durables 5.6%
Beazer Homes USA, Inc. (a)	981,148	11,037,915
Lennar Corp., Class A	315,000	14,899,500
William Lyon Homes, Inc. Class A (a)	830,000	14,317,500
Total		40,254,915
Specialty Retail 1.0%
Vitamin Shoppe, Inc. (a)	260,000	7,207,200
Textiles, Apparel & Luxury Goods 1.9%
Hanesbrands, Inc.	500,000	13,270,000
TOTAL CONSUMER DISCRETIONARY		101,552,689
CONSUMER STAPLES 5.1%
Food Products 4.2%
Dean Foods Co.	765,000	13,165,650
Snyders-Lance, Inc.	2,048	72,376
WhiteWave Foods Co. (The) (a)	305,000	16,906,150
Total		30,144,176
Personal Products 0.9%
Herbalife Ltd. (a)	106,000	6,439,500
TOTAL CONSUMER STAPLES		36,583,676
ENERGY 4.1%
Energy Equipment & Services 4.1%
Exterran Corp. (a)	460,000	6,499,800
Superior Energy Services, Inc.	725,000	12,201,750
Tetra Technologies, Inc. (a)	1,760,000	10,648,000
Total		29,349,550
TOTAL ENERGY		29,349,550
FINANCIALS 20.3%
Banks 2.6%
Opus Bank	525,004	18,333,140

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 10.5%
Endurance Specialty Holdings Ltd.	229,000	$15,079,650
Hanover Insurance Group, Inc. (The)	169,363	13,244,186
Lincoln National Corp.	310,000	14,889,300
National General Holdings Corp.	750,000	17,092,500
State National Companies, Inc.	1,500,000	15,255,000
Total		75,560,636
Real Estate Investment Trusts (REITs) 4.1%
Gaming and Leisure Properties, Inc.	425,000	14,539,250
Ladder Capital Corp., Class A	1,125,099	14,941,315
Total		29,480,565
Thrifts & Mortgage Finance 3.1%
BofI Holding, Inc. (a)	1,025,000	22,037,500
TOTAL FINANCIALS		145,411,841
HEALTH CARE 12.3%
Biotechnology 1.9%
Ligand Pharmaceuticals, Inc. (a)	131,500	13,585,265
Health Care Equipment & Supplies 3.2%
Analogic Corp.	180,754	16,087,106
DENTSPLY SIRONA, Inc.	115,000	7,067,900
Total		23,155,006
Health Care Providers & Services 5.1%
PharMerica Corp. (a)	725,000	18,313,500
WellCare Health Plans, Inc. (a)	159,000	17,919,300
Total		36,232,800
Pharmaceuticals 2.1%
Impax Laboratories, Inc. (a)	625,000	15,118,750
TOTAL HEALTH CARE		88,091,821
INDUSTRIALS 10.1%
Aerospace & Defense 2.5%
Cubic Corp.	390,000	18,259,800
Airlines 2.7%
United Continental Holdings, Inc. (a)	377,213	19,015,308
Commercial Services & Supplies 2.4%
Waste Connections, Inc.	225,000	17,196,750

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 2.5%
Swift Transportation Co. (a)	980,000	$18,237,800
TOTAL INDUSTRIALS		72,709,658
INFORMATION TECHNOLOGY 17.5%
Communications Equipment 6.6%
Calix, Inc. (a)(b)	2,629,041	19,560,065
Extreme Networks, Inc. (a)	5,161,241	20,283,677
Viavi Solutions, Inc. (a)	950,000	7,391,000
Total		47,234,742
Electronic Equipment, Instruments & Components 1.5%
Belden, Inc.	145,000	10,815,550
IT Services 4.9%
CACI International, Inc., Class A (a)	175,441	17,431,818
EPAM Systems, Inc. (a)	254,000	17,325,340
Total		34,757,158
Semiconductors & Semiconductor Equipment 2.3%
Ultratech, Inc. (a)	669,939	16,755,174
Software 2.2%
BroadSoft, Inc. (a)	352,683	16,121,140
TOTAL INFORMATION TECHNOLOGY		125,683,764
MATERIALS 7.8%
Chemicals 5.4%
Ferro Corp. (a)	989,380	13,198,329
Minerals Technologies, Inc.	365,000	25,758,050
Total		38,956,379
Containers & Packaging 2.4%
Owens-Illinois, Inc. (a)	950,000	17,033,500
TOTAL MATERIALS		55,989,879

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 1.0%
Globalstar, Inc. (a)	4,600,000	$7,176,000
Wireless Telecommunication Services 3.9%
Telephone & Data Systems, Inc.	1,000,000	27,870,000
TOTAL TELECOMMUNICATION SERVICES		35,046,000
Total Common Stocks (Cost: $578,069,650)		$690,418,878

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(c)(d)	52,560	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.415% (b)(e)	27,237,805	$27,237,805
Total Money Market Funds (Cost: $27,237,805)		$27,237,805
Total Investments
(Cost: $605,307,455) (f)		$717,656,683(g)
Other Assets & Liabilities, Net		(972,079)
Net Assets		$716,684,604

Notes to Portfolio of Investments

(a)                                     Non-income producing investment.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,408,562	46,658,574	(37,829,331)	—	27,237,805	27,527	27,237,805
Calix, Inc.	19,971,899	—	(316,873)	(9,665)	19,645,361	—	19,560,065
Total	38,380,461	46,658,574	(38,146,204)	(9,665)	46,883,166	27,527	46,797,870

(c)                                     Negligible market value.

(d)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to zero, which represents less than 0.01% of net assets.

(e)                                     The rate shown is the seven-day current annualized yield at August 31, 2016.

(f)                                       At August 31, 2016, the cost of securities for federal income tax purposes was approximately $605,307,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$131,971,000
Unrealized Depreciation	(19,621,000)
Net Unrealized Appreciation	$112,350,000

(g)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	101,552,689	—	—	101,552,689
Consumer Staples	36,583,676	—	—	36,583,676
Energy	29,349,550	—	—	29,349,550
Financials	145,411,841	—	—	145,411,841
Health Care	88,091,821	—	—	88,091,821
Industrials	72,709,658	—	—	72,709,658
Information Technology	125,683,764	—	—	125,683,764
Materials	55,989,879	—	—	55,989,879
Telecommunication Services	35,046,000	—	—	35,046,000
Total Common Stocks	690,418,878	—	—	690,418,878
Rights
Industrials	—	—	0(a)	0(a)
Investments measured at net asset value
Money Market Funds	—	—	—	27,237,805
Total Investments	690,418,878	—	0(a)	717,656,683

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%

CONSUMER DISCRETIONARY 3.5%
Diversified Consumer Services 2.4%
LifeLock, Inc. (a)(b)	6,072,123	$101,040,126
Internet & Catalog Retail 1.1%
Priceline Group, Inc. (The) (a)	30,400	43,068,592
TOTAL CONSUMER DISCRETIONARY		144,108,718
FINANCIALS —%
Diversified Financial Services —%
Hanei Corp. (a)(c)(d)	49,382	—
TOTAL FINANCIALS		—
INFORMATION TECHNOLOGY 95.0%
Communications Equipment 7.6%
Arista Networks, Inc. (a)	1,125,357	89,668,446
Arris International PLC (a)	883,400	24,797,038
Cisco Systems, Inc.	2,724,200	85,648,848
CommScope Holding Co., Inc. (a)	446,575	13,205,223
F5 Networks, Inc. (a)	480,500	58,971,765
Flashpoint Technology, Inc. (a)(c)(d)	246,914	—
Palo Alto Networks, Inc. (a)	363,000	48,340,710
Total		320,632,030
Internet Software & Services 8.8%
Alphabet, Inc., Class A (a)	150,500	118,872,425
Alphabet, Inc., Class C (a)	177,651	136,267,199
eBay, Inc. (a)	1,342,600	43,178,016
Facebook, Inc., Class A (a)	553,700	69,832,644
Total		368,150,284
IT Services 5.9%
Euronet Worldwide, Inc. (a)	243,823	18,923,103
Fidelity National Information Services, Inc.	390,200	30,954,566
Travelport Worldwide Ltd.	4,235,124	58,148,253
Visa, Inc., Class A	1,726,300	139,657,670
Total		247,683,592
Semiconductors & Semiconductor Equipment 45.8%
Advanced Energy Industries, Inc. (a)	793,686	34,882,500
Applied Materials, Inc.	710,200	21,192,368
Broadcom Ltd.	1,766,101	311,575,538
Cavium, Inc. (a)	1,760,048	97,999,473
Cypress Semiconductor Corp.	1,355,000	16,165,150
Integrated Device Technology, Inc. (a)	1,159,900	23,302,391

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	463,400	$32,095,084
Lam Research Corp.	4,022,776	375,405,456
Lattice Semiconductor Corp. (a)(b)	11,226,177	69,040,989
Marvell Technology Group Ltd.	804,400	9,974,560
Maxim Integrated Products, Inc.	3,163,887	128,833,479
Microsemi Corp. (a)	1,758,598	70,273,576
NXP Semiconductors NV (a)	668,877	58,874,554
ON Semiconductor Corp. (a)	6,390,900	69,021,720
Qorvo, Inc. (a)	3,451,877	198,241,296
Skyworks Solutions, Inc.	1,687,526	126,328,196
Synaptics, Inc. (a)(b)	2,129,149	121,297,618
Teradyne, Inc. (b)	7,613,437	160,338,983
Total		1,924,842,931
Software 17.0%
Activision Blizzard, Inc.	901,584	37,298,530
Check Point Software Technologies Ltd. (a)	570,149	43,753,234
CyberArk Software Ltd. (a)	329,370	17,390,736
Fortinet, Inc. (a)	2,524,000	91,217,360
Nuance Communications, Inc. (a)	4,947,294	72,131,547
Oracle Corp.	977,300	40,284,306
Rovi Corp. (a)(b)	5,466,200	111,893,114
Salesforce.com, Inc. (a)	555,751	44,137,744
Splunk, Inc. (a)	252,400	14,699,776
Synopsys, Inc. (a)	3,864,269	229,112,509
Tableau Software, Inc., Class A (a)	236,486	13,723,283
TOTAL SOFTWARE		715,642,139
Technology Hardware, Storage & Peripherals 9.9%
Apple, Inc.	1,887,200	200,231,920
CPI Card Group, Inc.	2,548,582	14,068,173
Electronics for Imaging, Inc. (a)	1,682,091	79,192,844
Hewlett Packard Enterprise Co.	2,363,600	50,770,128
Western Digital Corp.	1,504,500	70,215,015
Total		414,478,080
TOTAL INFORMATION TECHNOLOGY		3,991,429,056
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Ooma, Inc. (a)	493,055	4,304,370
TOTAL TELECOMMUNICATION SERVICES		4,304,370
Total Common Stocks (Cost: $2,814,134,335)		$4,139,842,144

	Shares	Value

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.415% (b)(e)	80,824,553	$80,824,553
Total Money Market Funds (Cost: $80,824,553)		$80,824,553

Total Investments
(Cost: $2,894,958,888) (f)		$4,220,666,697(g)
Other Assets & Liabilities, Net		(20,015,440)
Net Assets		$4,200,651,257

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,724,587	310,777,164	(251,677,198)	—	80,824,553	65,467	80,824,553
Lattice Semiconductor Corp.	70,617,480	—	—	—	70,617,480	—	69,040,989
LifeLock, Inc.	79,836,696	—	(4,700,757)	241,881	75,377,820	—	101,040,126
Rovi Corp.	95,606,359	—	—	—	95,606,359	—	111,893,114
Synaptics, Inc.	92,979,937	1,273,132	—	—	94,253,069	—	121,297,618
Teradyne, Inc.*	160,452,793	1,971,913	(57,554,662)	10,764,390	115,634,434	615,580	160,338,983
Total	521,217,852	314,022,209	(313,932,617)	11,006,271	532,313,715	681,047	644,435,383

* Issuer was not an affiliate for the entire period ended August 31, 2016.

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(f)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $2,894,959,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,359,850,000
Unrealized Depreciation	(34,142,000)
Net Unrealized Appreciation	$1,325,708,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	144,108,718	—	—	144,108,718
Financials	—	—	0(a)	0(a)
Information Technology	3,991,429,056	—	0(a)	3,991,429,056
Telecommunication Services	4,304,370		—	4,304,370
Total Common Stocks	4,139,842,144	—	0(a)	4,139,842,144
Investments measured at net asset value
Money Market Funds	—	—	—	80,824,553
Total Investments	4,139,842,144	—	0(a)	4,220,666,697

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Portfolio of Investments

Columbia Small/Mid Cap Value Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%

CONSUMER DISCRETIONARY 9.8%
Auto Components 2.4%
Cooper-Standard Holding, Inc. (a)	56,000	$5,546,800
Motorcar Parts of America, Inc. (a)	235,000	6,681,050
Tenneco, Inc. (a)	140,000	7,816,200
Total		20,044,050
Diversified Consumer Services 0.7%
Nord Anglia Education, Inc. (a)	265,000	5,612,700
Hotels, Restaurants & Leisure 0.8%
Penn National Gaming, Inc. (a)	490,000	6,948,200
Household Durables 1.3%
D.R. Horton, Inc.	245,000	7,854,700
Helen of Troy Ltd. (a)	39,779	3,593,635
Total		11,448,335
Media 1.5%
AMC Entertainment Holdings, Inc., Class A	270,000	8,210,700
Sinclair Broadcast Group, Inc., Class A	145,000	4,129,600
Total		12,340,300
Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	245,000	4,346,300
Children’s Place, Inc. (The)	75,000	6,105,000
Express, Inc. (a)	280,000	3,312,400
TravelCenters of America LLC (a)	174,048	1,183,526
Total		14,947,226
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp. (a)	62,000	4,051,700
Skechers U.S.A., Inc., Class A (a)	291,000	7,074,210
Total		11,125,910
TOTAL CONSUMER DISCRETIONARY		82,466,721
CONSUMER STAPLES 4.0%
Food & Staples Retailing 0.5%
Performance Food Group Co. (a)	160,000	4,112,000
Food Products 3.5%
AdvancePierre Foods Holdings, Inc.	300,000	7,593,000
Darling Ingredients, Inc. (a)	500,000	7,040,000
Post Holdings, Inc. (a)	92,000	7,799,760
TreeHouse Foods, Inc. (a)	75,000	7,104,750
Total		29,537,510
TOTAL CONSUMER STAPLES		33,649,510

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 8.1%
Energy Equipment & Services 1.5%
Patterson-UTI Energy, Inc.	295,000	$5,749,550
Weatherford International PLC (a)	1,275,000	6,974,250
Total		12,723,800
Oil, Gas & Consumable Fuels 6.6%
Aegean Marine Petroleum Network, Inc.	560,000	5,594,400
Carrizo Oil & Gas, Inc. (a)	155,000	5,934,950
Newfield Exploration Co. (a)	155,000	6,720,800
Parsley Energy, Inc., Class A (a)	283,000	9,579,550
PDC Energy, Inc. (a)	130,000	8,632,000
SM Energy Co.	205,000	7,765,400
Whiting Petroleum Corp. (a)	550,000	4,009,500
WPX Energy, Inc. (a)	620,000	7,440,000
Total		55,676,600
TOTAL ENERGY		68,400,400
FINANCIALS 34.9%
Banks 11.0%
Bank of the Ozarks, Inc.	215,000	8,423,700
Customers Bancorp, Inc. (a)	350,000	9,359,000
East West Bancorp, Inc.	247,000	9,173,580
First Republic Bank	115,000	8,850,400
Hancock Holding Co.	170,000	5,547,100
Hope Bancorp, Inc.	386,870	6,654,164
Huntington Bancshares, Inc.	1,100,000	11,011,000
Popular, Inc.	110,000	4,324,100
Prosperity Bancshares, Inc.	158,000	8,764,260
Umpqua Holdings Corp.	525,000	8,620,500
Zions Bancorporation	395,000	12,083,050
Total		92,810,854
Capital Markets 2.3%
E*TRADE Financial Corp. (a)	350,000	9,233,000
Janus Capital Group, Inc.	280,000	4,163,600
Virtu Financial, Inc. Class A	400,000	6,524,000
Total		19,920,600
Insurance 5.4%
American Equity Investment Life Holding Co.	455,000	8,017,100
Amtrust Financial Services, Inc.	364,000	9,642,360
Assured Guaranty Ltd.	395,000	10,969,150
CNO Financial Group, Inc.	347,200	5,642,000
FNF Group	130,000	4,899,700
MBIA, Inc. (a)	260,000	2,095,600

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Insurance (continued)
Willis Towers Watson PLC	34,000	$4,216,340
Total		45,482,250
Real Estate Investment Trusts (REITs) 13.4%
Alexandria Real Estate Equities, Inc.	101,000	11,119,090
American Assets Trust, Inc.	245,000	10,853,500
Chesapeake Lodging Trust	292,000	7,440,160
First Industrial Realty Trust, Inc.	320,000	9,206,400
Highwoods Properties, Inc.	205,000	10,873,200
Hospitality Properties Trust	225,000	6,860,250
Hudson Pacific Properties, Inc.	210,000	7,028,700
Mack-Cali Realty Corp.	340,000	9,438,400
Mid-America Apartment Communities, Inc.	71,000	6,673,290
PS Business Parks, Inc.	78,000	8,640,840
QTS Realty Trust Inc., Class A	157,000	8,507,830
Sun Communities, Inc.	103,000	7,881,560
Tanger Factory Outlet Centers, Inc.	220,000	8,940,800
Total		113,464,020
Thrifts & Mortgage Finance 2.8%
BofI Holding, Inc. (a)	190,000	4,085,000
Flagstar Bancorp, Inc. (a)	350,000	9,828,000
MGIC Investment Corp. (a)	1,165,000	9,424,850
Total		23,337,850
TOTAL FINANCIALS		295,015,574
HEALTH CARE 6.9%
Health Care Equipment & Supplies 3.7%
Globus Medical, Inc., Class A (a)	305,000	7,085,150
Merit Medical Systems, Inc. (a)	180,000	4,363,200
Teleflex, Inc.	68,000	12,450,120
Wright Medical Group NV (a)	285,000	7,056,600
Total		30,955,070
Health Care Providers & Services 2.0%
Amsurg Corp. (a)	88,000	5,712,960
VCA, Inc. (a)	155,000	10,975,550
Total		16,688,510
Life Sciences Tools & Services 0.6%
Patheon NV (a)	190,000	5,318,100
Pharmaceuticals 0.6%
Catalent, Inc. (a)	210,000	5,298,300
TOTAL HEALTH CARE		58,259,980

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 11.8%
Air Freight & Logistics 0.3%
XPO Logistics, Inc. (a)	76,000	$2,720,800
Airlines 0.7%
Alaska Air Group, Inc.	85,000	5,740,050
Building Products 0.6%
Apogee Enterprises, Inc.	110,000	5,324,000
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	257,000	9,876,510
Deluxe Corp.	160,000	10,907,200
Total		20,783,710
Construction & Engineering 3.0%
Granite Construction, Inc.	180,177	8,648,496
Jacobs Engineering Group, Inc. (a)	128,000	6,744,320
MasTec, Inc. (a)	350,000	10,307,500
Total		25,700,316
Machinery 2.3%
Barnes Group, Inc.	225,000	9,301,500
Oshkosh Corp.	193,000	10,408,490
Total		19,709,990
Road & Rail 0.7%
Swift Transportation Co. (a)	325,000	6,048,250
Trading Companies & Distributors 1.7%
Beacon Roofing Supply, Inc. (a)	195,000	8,966,100
Neff Corp. Class A (a)(b)	528,858	4,965,977
Total		13,932,077
TOTAL INDUSTRIALS		99,959,193
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 1.4%
Finisar Corp. (a)	260,000	5,506,800
Oclaro, Inc. (a)	760,000	5,988,800
Total		11,495,600
Electronic Equipment, Instruments & Components 0.9%
Fabrinet (a)	200,000	7,764,000
IT Services 1.0%
Booz Allen Hamilton Holdings Corp.	270,000	8,197,200

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 5.7%
Cirrus Logic, Inc. (a)	155,000	$7,866,250
Cypress Semiconductor Corp.	630,000	7,515,900
Integrated Device Technology, Inc. (a)	390,000	7,835,100
Kulicke & Soffa Industries, Inc. (a)	660,000	8,071,800
Marvell Technology Group Ltd.	415,000	5,146,000
ON Semiconductor Corp. (a)	375,000	4,050,000
Qorvo, Inc. (a)	141,000	8,097,630
Total		48,582,680
Software 1.1%
Ebix, Inc.	50,000	2,850,000
Take-Two Interactive Software, Inc. (a)	140,000	6,085,800
Total		8,935,800
TOTAL INFORMATION TECHNOLOGY		84,975,280
MATERIALS 5.8%
Chemicals 3.9%
Albemarle Corp.	100,000	7,997,000
Cabot Corp.	160,000	7,977,600
Huntsman Corp.	355,000	6,137,950
Olin Corp.	310,000	6,708,400
Orion Engineered Carbons SA	245,200	4,411,148
Total		33,232,098
Construction Materials 0.5%
Martin Marietta Materials, Inc.	22,300	4,081,569
Metals & Mining 1.4%
Steel Dynamics, Inc.	310,000	7,632,200
United States Steel Corp.	230,000	4,471,200
Total		12,103,400
TOTAL MATERIALS		49,417,067

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES 5.1%
Electric Utilities 1.2%
Pinnacle West Capital Corp.	136,000	$10,205,440
Gas Utilities 2.9%
New Jersey Resources Corp.	190,000	6,391,600
South Jersey Industries, Inc.	300,000	8,904,000
Southwest Gas Corp.	130,000	9,076,600
Total		24,372,200
Multi-Utilities 1.0%
CMS Energy Corp.	195,000	8,184,150
TOTAL UTILITIES		42,761,790
Total Common Stocks (Cost: $691,012,606)		$814,905,515

Limited Partnerships 0.9%

FINANCIALS 0.9%
Capital Markets 0.9%
Lazard Ltd., Class A	218,000	8,072,540
TOTAL FINANCIALS		8,072,540
Total Limited Partnerships (Cost: $7,604,458)		$8,072,540

	Shares	Value

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 0.415% (b)(c)	10,257,888	$10,257,888
Total Money Market Funds (Cost: $10,257,888)		$10,257,888
Total Investments
(Cost: $708,874,952) (d)		$833,235,943(e)
Other Assets & Liabilities, Net		11,433,054
Net Assets		$844,668,997

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,157,656	71,565,381	(72,465,149)	—	10,257,888	17,486	10,257,888
Neff Corp. Class A	8,108,235	—	(134,007)	(41,358)	7,932,870	—	4,965,977
Total	19,265,891	71,565,381	(72,599,156)	(41,358)	18,190,758	17,486	15,223,865

(c)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(d)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $708,875,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$143,304,000
Unrealized Depreciation	(18,943,000)
Net Unrealized Appreciation	$124,361,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	82,466,721	—	—	82,466,721
Consumer Staples	33,649,510	—	—	33,649,510
Energy	68,400,400	—	—	68,400,400
Financials	295,015,574	—	—	295,015,574
Health Care	58,259,980	—	—	58,259,980
Industrials	99,959,193	—	—	99,959,193
Information Technology	84,975,280	—	—	84,975,280
Materials	49,417,067	—	—	49,417,067
Utilities	42,761,790	—	—	42,761,790
Total Common Stocks	814,905,515	—	—	814,905,515
Limited Partnerships
Financials	8,072,540	—	—	8,072,540
Investments measured at net asset value
Money Market Funds	—	—	—	10,257,888
Total Investments	822,978,055	—	—	833,235,943

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 97.6%

Federal Home Loan Mortgage Corp.
12/01/16-04/01/22	6.500%	$49,098	$53,735
04/01/17	7.000%	9,204	9,258
10/01/17-06/01/31	8.000%	142,812	165,381
01/01/20	10.500%	7,703	7,761
10/01/24-04/01/40	5.000%	13,151,295	14,662,408
01/01/30-06/01/33	5.500%	7,834,869	8,760,682
04/01/33-11/01/37	6.000%	3,590,305	4,173,659
07/01/39-08/01/41	4.500%	22,945,625	25,318,035
04/01/41-04/01/46	4.000%	132,571,017	142,701,479
01/01/42-04/01/46	3.500%	370,884,355	394,032,192
03/01/45	3.000%	23,505,488	24,653,328
Federal Home Loan Mortgage Corp. (b)
CMO Series 4119 Class SP
10/15/42	2.281%	2,907,259	3,038,135
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.492%	17,810,875	3,964,173
CMO IO STRIPS Series 309 Class S4
08/15/43	5.462%	18,907,599	4,273,518
CMO IO STRIPS Series 312 Class S1
09/15/43	5.442%	11,407,893	2,608,322
CMO IO STRIPS Series 326 Class S1
03/15/44	5.492%	8,070,801	1,902,491
CMO IO STRIPS Series 337 Class S1
09/15/44	5.542%	15,236,569	3,500,261
CMO IO Series 264 Class S1
07/15/42	5.442%	17,379,957	3,670,060
CMO IO Series 272 Class S1
08/15/42	5.492%	36,802,828	7,721,414
CMO IO Series 2957 Class SW
04/15/35	5.492%	2,305,868	393,062
CMO IO Series 311 Class S1
08/15/43	5.442%	42,609,917	8,335,470
CMO IO Series 318 Class S1
11/15/43	5.442%	14,989,968	3,292,299
CMO IO Series 326 Class S2
03/15/44	5.442%	3,897,390	866,967
CMO IO Series 3280 Class SI
02/15/37	5.932%	1,449,623	173,073
CMO IO Series 336 Class 30
08/15/44	5.542%	12,207,098	2,868,542
CMO IO Series 342 Class S7
02/15/45	5.602%	13,810,727	3,294,074
CMO IO Series 3453 Class W
12/15/32	6.919%	6,998,852	1,314,780
CMO IO Series 3761 Class KS
06/15/40	5.492%	1,929,002	173,221
CMO IO Series 3913 Class SW
09/15/40	6.092%	5,673,936	752,692

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

CMO IO Series 4068 Class GI
09/15/36	1.909%	$18,054,519	$1,240,503
CMO IO Series 4094 Class SY
08/15/42	5.572%	18,113,313	4,123,633
CMO IO Series 4107 Class KS
06/15/38	1.886%	13,426,411	901,870
CMO IO Series 4174 Class SB
05/15/39	5.692%	26,105,294	3,369,282
CMO IO Series 4175 Class ES
06/15/38	5.642%	8,076,971	782,499
CMO IO Series 4183 Class AS
04/15/39	5.642%	8,112,782	1,062,381
CMO IO Series 4223 Class DS
12/15/38	5.592%	5,304,168	614,570
CMO IO Series 4286 Class NS
12/15/43	5.392%	6,645,228	1,515,907
CMO I0 Series 4594 Class SA
06/15/46	5.442%	15,477,830	3,327,337
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 3630 Class AI
03/15/17	1.931%	229,349	1,696
Federal Home Loan Mortgage Corp. (c)
CMO IO Series 304 Class C69
12/15/42	4.000%	7,346,675	1,169,661
CMO IO Series 329 Class C5
06/15/43	3.500%	9,950,921	1,432,408
CMO IO Series 3786 Class PI
12/15/37	4.500%	3,698,329	172,309
CMO IO Series 3800 Class HI
01/15/40	4.500%	4,742,483	484,392
CMO IO Series 3807 Class NI
11/15/35	4.500%	8,573,427	226,759
CMO IO Series 4098 Class AI
05/15/39	3.500%	9,863,879	850,771
CMO IO Series 4120 Class AI
11/15/39	3.500%	11,138,685	1,237,540
CMO IO Series 4121 Class IA
01/15/41	3.500%	10,671,628	1,268,291
CMO IO Series 4122 Class JI
12/15/40	4.000%	8,518,989	801,050
CMO IO Series 4139 Class CI
05/15/42	3.500%	6,950,892	941,692
CMO IO Series 4147 Class CI
01/15/41	3.500%	12,157,706	1,371,009
CMO IO Series 4148 Class BI
02/15/41	4.000%	8,606,235	833,226
CMO IO Series 4177 Class IY
03/15/43	4.000%	15,684,328	2,821,794
CMO IO Series 4182 Class DI
05/15/39	3.500%	21,559,516	2,232,335
CMO IO Series 4213 Class DI
06/15/38	3.500%	15,280,391	1,304,974
CMO IO Series 4215 Class IL
07/15/41	3.500%	13,627,757	1,240,647
Federal Home Loan Mortgage Corp. (d)
09/14/46	3.000%	40,000,000	41,504,688
09/14/46	4.000%	9,500,000	10,166,484
09/14/46	4.500%	7,000,000	7,654,063

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

Federal National Mortgage Association
03/01/17-10/01/37	6.500%	$6,605,694	$7,689,246
02/01/18	7.500%	462	466
11/01/22-09/01/38	6.000%	3,158,019	3,622,907
03/01/23-04/01/41	5.500%	9,600,575	11,064,149
06/01/25-06/01/44	4.500%	153,283,385	169,034,247
02/01/27-05/01/43	3.000%	119,420,370	124,717,112
05/01/27	2.500%	15,221,968	15,801,820
04/01/29-09/01/41	5.000%	58,906,274	66,129,263
10/01/31	9.500%	82,842	87,678
11/01/37	8.500%	34,411	39,324
11/01/40-08/01/45	4.000%	122,321,869	132,223,773
03/01/42-05/01/46	3.500%	221,038,867	234,723,385
Federal National Mortgage Association (b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.576%	1,920,982	81,355
CMO IO Series 2005-74 Class NI
05/25/35	5.556%	22,375,390	3,222,220
CMO IO Series 2006-5 Class N1
08/25/34	2.053%	13,935,871	39,479
CMO IO Series 2006-5 Class N2
02/25/35	1.990%	55,378,280	1,739,443
CMO IO Series 2007-54 Class DI
06/25/37	5.576%	16,653,758	3,399,160
CMO IO Series 2012-80 Class DS
06/25/39	6.126%	8,333,539	985,604
CMO IO Series 2013-107 Class SB
02/25/43	5.426%	31,756,798	6,896,319
CMO IO Series 2013-13 Class SA
03/25/43	5.626%	18,593,770	4,462,934
CMO IO Series 2013-97 Class SB
06/25/32	5.576%	12,012,872	1,397,478
CMO IO Series 2014-93 Class ES
01/25/45	5.626%	23,987,930	5,065,085
CMO IO Series 2016-39 Class LS
07/25/46	5.476%	36,278,867	9,060,636
CMO IO Series 2016-4 Class BS
02/25/46	5.576%	15,797,982	3,701,935
CMO IO Series 2016-42 Class SB
07/25/46	5.476%	42,293,808	10,197,312
CMO IO Series 2016-45 Class AS
07/25/46	5.476%	24,937,007	6,359,870
CMO IO Series 2016-50 Class GS
08/25/46	5.426%	23,589,304	5,289,727
CMO IO Series 2016-62 Class AS
09/25/46	1.901%	55,000,000	3,306,490
CMO IO Series 416 Class S1
11/25/42	5.576%	10,799,659	2,502,036
CMO I0 Series 2011-94 Class GS
10/25/41	5.976%	29,476,770	5,181,152

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

CMO I0 Series 2016-25 Class SL
05/25/46	5.476%	$34,219,450	$8,349,022
CMO I0 Series 2016-40 Class JS
07/25/46	5.476%	21,319,893	5,649,499
CMO I0 Series 2016-53 Class KS
08/25/46	5.476%	33,364,131	7,453,097
Federal National Mortgage Association (c)
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	9,341,049	1,582,651
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	8,255,366	1,239,854
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	34,945,563	3,609,283
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	10,913,901	986,933
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	15,299,263	1,901,451
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	6,710,696	638,180
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	25,614,797	2,890,748
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	6,227,584	798,771
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	13,773,009	903,162
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	6,782,120	1,184,107
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	5,195,699	456,282
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	17,121,343	2,041,023
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	19,948,340	1,788,965
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	15,139,346	1,732,205
CMO IO Series 417 Class C4
02/25/43	3.500%	22,376,857	4,211,744
Federal National Mortgage Association (d)
09/19/31-09/14/46	3.000%	227,500,000	236,404,285
09/19/31	3.500%	68,750,000	72,594,363
09/14/46	4.000%	104,000,000	111,410,000
Federal National Mortgage Association (d)(e)(f)
07/01/28-08/01/38	5.500%	—	—
Federal National Mortgage Association (e)(f)
05/01/46	3.000%	—	—
Federal National Mortgage Association (g)
09/01/40	4.000%	15,176,734	16,407,635
Government National Mortgage Association
03/15/30	7.000%	24,438	24,514
12/15/31-02/15/32	6.500%	230,258	267,193
12/15/32	6.000%	89,962	107,470
09/15/33-08/20/40	5.000%	19,792,947	22,085,769
Government National Mortgage Association (b)(c)
CMO I0 Series 2014-131 Class BS

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

09/16/44	5.693%	$20,547,520	$5,305,961
Government National Mortgage Association (c)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	10,378,482	1,872,186
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	13,689,462	1,198,866
CMO IO Series 2012-38 Class MI
03/20/42	4.000%	23,158,782	3,861,204
CMO IO Series 2014-131 Class EI
09/16/39	4.000%	17,684,779	2,228,035
CMO IO Series 2015-175 Class AI
10/16/38	3.500%	34,719,794	4,472,250
Government National Mortgage Association (d)
09/21/46	3.000%	47,000,000	49,239,841
09/21/46	3.500%	61,500,000	65,276,481
Vendee Mortgage Trust (b)(c)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.341%	1,869,702	14,117
CMO IO Series 1998-3 Class IO
03/15/29	0.144%	2,279,915	2,749

Total Residential Mortgage-Backed Securities - Agency (Cost: $2,232,718,306)			$2,239,545,744

Residential Mortgage-Backed Securities - Non-Agency 11.2%

AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(h)
08/25/54	3.850%	9,262,483	9,219,788
ASG Resecuritization Trust (b)(h)
CMO Series 2013-2 Class 1A60
12/28/35	2.640%	1,826,735	1,802,340
CMO Series 2013-2 Class 2A70
11/28/35	2.757%	2,114,063	2,061,174
Angel Oak Mortgage Trust I LLC Series 2016-1 Class A1 (h)
07/25/46	3.500%	22,000,000	21,962,600
Angel Oak Mortgage Trust LLC Series 2015-1 (h)
11/25/45	4.500%	2,557,227	2,563,695
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (h)(i)
05/25/47	4.000%	4,208,536	4,258,462
BCAP LLC Trust (b)(h)
07/26/36	3.078%	3,061,651	3,029,337
CMO Series 2014-RR3 Class 3A1
07/26/36	0.582%	1,796,643	1,727,466
Series 2012-RR10 Class 2A1
09/26/36	2.934%	4,268,791	4,278,398
BCAP LLC Trust (h)
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	964,679	966,559
Series 2013-RR1 Class 10A1
10/26/36	3.000%	3,441,958	3,454,611

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (h)
08/27/37	6.000%	$70,110	$70,182
Bayview Opportunity Master Fund IIA Trust Series 2016-RPL3 Class A1 (h)
07/28/31	3.475%	9,886,839	9,873,303
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(h)
11/28/29	3.844%	875,045	879,974
Bellemeade Re II Ltd. CMO Series 2016-1A Class M2A (b)(h)
04/25/26	5.024%	5,000,000	5,031,250
CIM Trust CMO Series 2015-3AG Class A2 (b)(h)
10/25/57	4.023%	5,000,000	4,947,886
COLT LLC (b)(h)
CMO Series 15-1 Class A1V
12/26/45	3.524%	3,576,346	3,553,614
COLT LLC (b)(h)(i)
Series 2015-A Class A1
07/27/20	3.524%	7,665,207	7,629,656
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2 (h)
05/25/46	3.500%	11,694,643	11,811,590
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(h)
02/25/57	4.659%	7,000,000	6,627,097
Citigroup Mortgage Loan Trust, Inc. (b)(h)
CMO Series 2009-11 Class 1A2
02/25/37	2.941%	710,201	601,332
CMO Series 2009-9 Class 1A3
04/25/34	3.161%	2,489,441	2,238,140
CMO Series 2010-7 Class 3A4
12/25/35	5.599%	3,000,000	3,050,340
CMO Series 2014-A Class B2
01/25/35	5.458%	2,444,812	2,503,824
CMO Series 2014-C Class A
02/25/54	3.250%	1,364,286	1,307,443
CMO Series 2015-A Class B3
06/25/58	4.500%	3,432,631	3,352,165
Citigroup Mortgage Loan Trust, Inc. (h)
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	5,812,392	5,850,674
Credit Suisse Mortgage Capital Certificates (b)(h)
04/27/37	5.892%	2,449,795	2,457,191
CMO Series 2012-6R Class 1A1
11/26/37	2.897%	6,767,600	6,647,629
CMO Series 2013-2R Class 1A5
05/27/36	3.036%	5,818,000	5,678,185
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	5,978,053	6,020,524
CMO Series 2014-RPL4 Class A2
08/25/62	4.769%	8,250,000	8,015,792
Series 2012-11 Class 3A2
06/29/47	1.460%	6,585,856	5,942,010

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Credit Suisse Mortgage Capital Certificates (h)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	$4,828,390	$4,802,267
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	1,611,543	1,560,257
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	2,145,366	2,138,062
Credit Suisse Securities (USA) LLC (b)(h)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	13,667,829	13,541,996
Credit Suisse Securities (USA) LLC (h)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	2,085,992	2,012,300
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	5,500,000	5,429,047
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	298,708	302,173
GCAT LLC CMO Series 2014-2 Class A1 (b)(h)
10/25/19	3.721%	4,821,093	4,777,383
Jefferies Resecuritization Trust (h)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	1,334,822	1,337,072
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	1,237,454	1,237,316
Mill City Mortgage Trust (b)(h)
Series 2015-1 Class M1
06/25/56	3.204%	10,000,000	10,200,639
Series 2015-2 Class M2
09/25/57	3.465%	5,778,000	5,785,852
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (b)(h)
09/26/36	2.856%	5,027,535	4,625,332
NRPL Trust (b)(h)
Series 2014-1A Class A1
04/25/54	3.250%	4,037,651	4,059,352
NRPL Trust (h)
Series 2013-1A Class A
08/25/57	4.000%	8,192,110	8,142,957
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (b)(c)(h)
01/25/54	2.263%	47,756,942	2,811,279
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (b)(h)
07/27/30	3.750%	3,023,677	3,025,701
RBSSP Resecuritization Trust (b)(h)
CMO Series 2009-12 Class 9A1
03/25/36	2.933%	972,992	964,939
CMO Series 2012-1 Class 5A2
12/27/35	2.920%	5,534,879	4,973,658
RBSSP Resecuritization Trust (h)
CMO Series 2012-5 Class 2A1
07/26/36	5.750%	3,893,422	4,023,718

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

VML LLC CMO Series 2014-NPL1 Class A1 (h)
04/27/54	3.875%	$1,534,752	$1,527,801
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1 (b)(h)
04/25/46	4.250%	11,307,347	11,429,894

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $254,212,554)			$258,123,226

Commercial Mortgage-Backed Securities - Agency 1.5%

FREMF Mortgage Trust Subordinated, Series 2012-K705 Class C (b)(h)
09/25/44	4.302%	2,600,000	2,653,724
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K047 Class A2
05/25/25	3.329%	13,500,000	14,873,075
Federal National Mortgage Association
10/01/19	4.420%	3,972,799	4,279,448
10/01/19	4.430%	4,517,688	4,868,044
01/01/20	4.570%	1,015,540	1,104,444
01/01/20	4.600%	1,673,877	1,822,126
05/01/24	5.030%	3,283,997	3,864,417

Total Commercial Mortgage-Backed Securities - Agency (Cost: $31,206,969)			$33,465,278

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

1211 Avenue of the Americas Trust Subordinated, Series 2015-1211 Class C (b)(h)
08/10/35	4.280%	4,400,000	4,802,763
American Homes 4 Rent (b)(h)
Series 2014-SFR1 Class E
06/17/31	3.008%	7,250,000	7,105,463
American Homes 4 Rent (h)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,493,095
B2R Mortgage Trust Series 2015-2 Class D (b)(h)
11/15/48	5.669%	5,000,000	4,795,635
BB-UBS Trust Subordinated, Series 2012-SHOW Class D (b)(h)
11/05/36	4.160%	4,925,000	5,001,643
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(h)
07/05/33	4.847%	6,500,000	6,279,415

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(h)
09/15/26	4.008%	$6,928,000	$6,921,696
Banc of America Merrill Lynch Re-Remic Trust (b)(h)
Series 2014-FRR7 Class A
10/26/44	2.774%	5,000,000	4,939,391
Series 2014-FRR7 Class B
10/26/44	2.774%	2,000,000	1,938,015
Series 2015-FR11 Class A705
09/27/44	1.870%	5,500,000	5,069,896
Invitation Homes Trust Series 2015-SFR3 Class E (b)(h)
08/17/32	4.258%	3,500,000	3,512,799
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMA (b)(h)
08/15/45	5.988%	20,000,000	20,034,340
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	2,000,000	2,006,605
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (b)(c)
12/15/30	1.080%	219,742	1,834
ORES NPL LLC (h)
Series 2014-LV3 Class A
03/27/24	3.000%	311,230	311,230
Series 2014-LV3 Class B
03/27/24	6.000%	4,800,000	4,800,000
Rialto Capital Management LLC Series 2014-LT5 Class B (h)
05/15/24	5.000%	7,412,000	7,406,439
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (h)
09/15/24	2.750%	590,783	590,783
Rialto Real Estate Fund LP Series 2014-LT5 Class A (h)
05/15/24	2.850%	1,197,717	1,195,422
VFC LLC (h)
Series 2014-2 Class B
07/20/30	5.500%	3,563,614	3,549,884
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	7,451,340	7,451,340

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $99,386,645)			$99,207,688

Asset-Backed Securities - Non-Agency 5.9%

A Voce CLO Ltd. Series 2014-1A Class C (b)(h)
07/15/26	4.180%	3,000,000	2,765,802

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

ALM XIX Ltd. Series 2016-19A Class B (b)(h)
07/15/28	3.634%	$4,000,000	$4,042,464
Apidos CDO XVII Series 2014-17A Class A2A (b)(h)
04/17/26	2.729%	6,500,000	6,507,780
Apidos CLO XXII Series 2015-22A Class D (b)(h)
10/20/27	6.696%	4,000,000	3,719,900
Ares CLO Ltd. Series 2014-1A Class B (b)(h)
04/17/26	3.479%	3,250,000	3,250,306
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class C (b)(h)
04/20/27	5.532%	3,000,000	3,020,454
Carlyle Global Market Strategies CLO (b)(h)
Series 2013-1A Class B
02/14/25	3.917%	6,300,000	6,306,621
Series 2015-4A Class C
10/20/27	4.684%	6,100,000	6,009,580
Conn’s Receivables Funding LLC (h)
Series 2016-A Class A
04/16/18	4.680%	1,484,382	1,443,633
Subordinated, Series 2016-A Class B
08/15/18	8.960%	4,500,000	4,515,245
Dryden Senior Loan Fund Series 2014-33A Class C (b)(h)
07/15/26	3.530%	10,266,667	10,269,377
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (b)(h)
04/25/25	2.465%	8,000,000	7,939,320
Madison Park Funding Ltd. (b)(h)
10/21/26	3.680%	7,000,000	7,037,415
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (b)(h)
04/20/26	2.896%	13,000,000	13,003,627
Mill City Mortgage Trust Series 2015-1 Class M3 (b)(h)
06/25/56	3.204%	10,604,000	10,424,313
Nomad CLO Ltd. Series 2013-1A Class B (b)(h)
01/15/25	3.630%	10,000,000	10,001,490
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (b)(h)
04/20/25	2.346%	4,500,000	4,435,317
OZLM XIV Ltd. Series 2015-14A Class C (b)(h)
01/15/29	5.030%	6,000,000	6,006,102
Octagon Investment Partners 27 Ltd. Series 2016-1A Class C (b)(h)
07/15/27	3.662%	7,500,000	7,562,422

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Octagon Investment Partners XXVI Ltd. Series 2016-1A Class D (b)(h)
04/15/27	5.574%	$6,000,000	$6,062,166
SoFi Professional Loan Program LLC (h)(i)(j)
Series 2015-D Class RC
10/26/37	0.000%	6	3,995,269
Series 2016-A Class RPO
01/25/38	0.000%	7	4,040,938
Series 2016-B Class RC
04/25/37	0.000%	6	3,120,000

Total Asset-Backed Securities - Non-Agency (Cost: $133,652,221)			$135,479,541

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 2.6%

Tri-party TD Securities (USA) LLC dated 08/31/16, matures 09/01/16 repurchase price $51,600,459 (collateralized by U.S. Government Agencies - Total Market Value $52,632,631)
09/01/16	0.320%	$60,000,000	$60,000,000

Total Repurchase Agreements (Cost: $60,000,000)			$60,000,000

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.3%

Put - OTC 5-Year Interest Rate Swap(k)
	300,000,000	1.50	08/25/17	$3,215,850
Put - OTC 5-Year Interest Rate Swap(k)
	50,000,000	2.00	12/02/16	14,615
Put - OTC 5-Year Interest Rate Swap(k)
	100,000,000	2.00	12/12/16	36,760
Put - OTC 5-Year Interest Rate Swap(k)
	400,000,000	2.00	07/16/18	3,875,800
Put - OTC 5-Year Interest Rate Swap(k)
	238,000,000	2.15	09/09/16	24
Put - OTC 5-Year Interest Rate Swap(k)
	100,000,000	3.00	05/17/17	13,360
Put - OTC 5-Year Interest Rate Swap(k)
	130,000,000	3.25	08/18/17	23,790
Put - OTC 5-Year Interest Rate Swap(k)
	150,000,000	2.75	05/31/17	51,570
Put - OTC 5-Year Interest Rate Swap(k)
	50,000,000	4.00	08/17/17	1,035

Total Options Purchased Puts (Cost: $25,547,250)				$7,232,804

	Shares	Value

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 0.415% (l)(m)	27,721,574	$27,721,574
Total Money Market Funds (Cost: $27,721,574)		$27,721,574
Total Investments
(Cost: $2,864,445,519) (n)		$2,860,775,855(o)
Other Assets & Liabilities, Net		(565,580,149)
Net Assets		$2,295,195,706

At August 31, 2016, securities and cash totaling $11,062,259 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	1,499	USD	196,251,891	12/2016	10,574	—
U.S. Treasury 5-Year Note	2,464	USD	298,760,000	12/2016	—	(600,571)
Total			495,011,891		10,574	(600,571)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(20)	USD	(3,407,500)	12/2016	12,310	—
U.S. Treasury 2-Year Note	(524)	USD	(114,395,750)	12/2016	72,876	—
Total			(117,803,250)		85,186	—

Cleared Credit Default Swap Contracts Outstanding at August 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	92,000,000	—	(1,883,121)

Credit Default Swap Contracts Outstanding at August 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.496	USD	(7,500,000)	(660,937)	—	(694,434)	4,375	37,872	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.661	USD	(8,500,000)	(717,187)	—	(621,006)	4,958	—	(91,223)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.496	USD	(9,000,000)	(793,125)	—	(837,229)	5,250	49,354	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.661	USD	(4,050,000)	(341,720)	—	(248,980)	2,363	—	(90,377)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.496	USD	(6,000,000)	(528,750)	—	(713,731)	3,500	188,481	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.496	USD	(9,400,000)	(828,375)	—	(1,198,878)	5,483	375,986	—
Total								—	(4,314,258)		651,693	(181,600)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2016:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
09/14/46 3.500%	25,500,000	09/14/16	26,854,688	26,871,622

(b)	Variable rate security.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	Represents fractional shares.
(f)	Negligible market value.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2016, the value of these securities amounted to $493,153,567 or 21.49% of net assets.

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2016, the value of these securities amounted to $23,044,325, which represents 1.00% of net assets.

(j)	Zero coupon bond.
(k)	Purchased swaption contracts outstanding at August 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	238,000,000	3,391,500	24
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	50,000,000	700,000	14,615
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 3.250%	3.250	08/22/2022	130,000,000	3,438,500	23,790
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	100,000,000	1,357,500	36,760
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/30/2022	300,000,000	3,112,500	3,215,850
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	400,000,000	4,040,000	3,875,800
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Fixed rate of 2.750%	2.750	06/02/2022	150,000,000	4,890,000	51,570
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Fixed rate of 4.000%	4.000	08/21/2022	50,000,000	1,101,250	1,035
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley International	3-Month USD LIBOR BBA	Fixed rate of 3.000%	3.000	05/17/2022	100,000,000	3,516,000	13,360
Total							25,547,250	7,232,804

(l)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,082,052	253,805,901	(251,166,379)	27,721,574	14,600	27,721,574

(n)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $2,864,446,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$45,288,000
Unrealized Depreciation	(48,958,000)
Net Unrealized Depreciation	$(3,670,000)

(o)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	2,236,239,254	3,306,490	2,239,545,744
Residential Mortgage-Backed Securities - Non-Agency	—	210,681,969	47,441,257	258,123,226
Commercial Mortgage-Backed Securities - Agency	—	33,465,278	—	33,465,278
Commercial Mortgage-Backed Securities - Non-Agency	—	99,207,688	—	99,207,688
Asset-Backed Securities - Non-Agency	—	124,323,334	11,156,207	135,479,541
Repurchase Agreements	—	60,000,000	—	60,000,000
Options Purchased Puts	—	7,232,804	—	7,232,804
Total Investments	—	2,771,150,327	61,903,954	2,833,054,281
Investments measured at net asset value
Money Market Funds	—	—	—	27,721,574
Total Investments	—	2,771,150,327	61,903,954	2,860,775,855
Forward Sale Commitments	—	(26,871,622)	—	(26,871,622)
Derivatives
Assets
Futures Contracts	95,760	—	—	95,760
Swap Contracts	—	651,693	—	651,693
Liabilities
Futures Contracts	(600,571)	—	—	(600,571)
Swap Contracts	—	(2,064,721)	—	(2,064,721)
Total	(504,811)	2,742,865,677	61,903,954	2,831,986,394

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of May 31, 2016	—	48,671,168	22,120,002	70,791,170
Increase (decrease) in accrued discounts/premiums	(47,154)	256,168	—	209,014
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	122,394	343,946	536,205	1,002,545
Sales	—	(8,977,042)	—	(8,977,042)
Purchases	3,231,250	12,054,562	—	15,285,812
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(4,907,545)	(11,500,000)	(16,407,545)
Balance as of August 31, 2016	3,306,490	47,441,257	11,156,207	61,903,954

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2016 was $991,429, which is comprised of Residential Mortgage-Backed Securities — Agency of $122,394, Residential Mortgage-Backed Securities — Non-Agency of $332,831 and Asset-Backed Securities — Non-Agency of $536,205.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage and Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 25, 2016